PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited)
Description	Shares		Value
Long-Term Investments 98.7%
Affiliated Exchange-Traded Fund 0.5%
PGIM AAA CLO ETF		105,140	$5,383,168
(cost $5,377,906)(wa)
Common Stocks 59.2%
Aerospace & Defense 1.4%
AAR Corp.*		1,400	85,792
Bharat Electronics Ltd. (India)		104,914	358,020
General Electric Co.		11,300	1,884,727
Hindustan Aeronautics Ltd. (India)		11,800	574,308
Kongsberg Gruppen ASA (Norway)		5,781	650,402
L3Harris Technologies, Inc.		12,200	2,565,416
Leonardo DRS, Inc.*		700	22,617
Lockheed Martin Corp.		4,500	2,186,730
Northrop Grumman Corp.		6,000	2,815,740
Rheinmetall AG (Germany)		244	155,894
Rocket Lab USA, Inc.*(a)		16,300	415,161
Rolls-Royce Holdings PLC (United Kingdom)*		147,915	1,048,923
RTX Corp.		10,500	1,215,060
			13,978,790
Air Freight & Logistics 0.3%
FedEx Corp.		850	239,130
United Parcel Service, Inc. (Class B Stock)		24,400	3,076,840
			3,315,970
Automobile Components 0.1%
Cie Generale des Etablissements Michelin SCA (France)		7,254	238,696
Goodyear Tire & Rubber Co. (The)*		5,100	45,900
Hyundai Mobis Co. Ltd. (South Korea)		3,566	567,125
Toyo Tire Corp. (Japan)		3,800	58,447
Visteon Corp.*		1,450	128,644
			1,038,812
Automobiles 1.7%
Bajaj Auto Ltd. (India)		276	28,315
BYD Co. Ltd. (China) (Class H Stock)		3,500	119,046
Ford Motor Co.		153,900	1,523,610
Geely Automobile Holdings Ltd. (China)		69,000	129,948
General Motors Co.		63,300	3,371,991
Kia Corp. (South Korea)		9,440	638,801
Seres Group Co. Ltd. (China) (Class A Stock)		10,100	183,329

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Automobiles (cont’d.)
Subaru Corp. (Japan)		33,300	$591,685
Suzuki Motor Corp. (Japan)		34,000	380,948
Tesla, Inc.*		23,350	9,429,664
Toyota Motor Corp. (Japan)		9,570	186,857
			16,584,194
Banks 3.3%
ABN AMRO Bank NV (Netherlands), 144A, CVA		5,402	83,361
Amalgamated Financial Corp.		3,350	112,124
Ameris Bancorp		2,600	162,682
Associated Banc-Corp.		10,200	243,780
Axos Financial, Inc.*		2,200	153,670
Banc of California, Inc.		6,500	100,490
Banca Monte dei Paschi di Siena SpA (Italy)		9,000	63,796
Banco Bilbao Vizcaya Argentaria SA (Spain)		49,971	488,938
Banco del Bajio SA (Mexico), 144A		66,600	133,034
Banco do Brasil SA (Brazil)		139,200	539,775
Banco Santander SA (Spain)		82,775	382,938
Bank Leumi Le-Israel BM (Israel)		14,308	170,227
Bank of America Corp.		30,725	1,350,364
Bank of Georgia Group PLC (Georgia)		8,315	488,523
Bank of Marin Bancorp		6,100	144,997
Bank of Nanjing Co. Ltd. (China) (Class A Stock)		44,200	64,153
Bank of Shanghai Co. Ltd. (China) (Class A Stock)		89,000	110,981
Bank Polska Kasa Opieki SA (Poland)		7,703	257,487
BankUnited, Inc.		6,700	255,739
Barclays PLC (United Kingdom)		188,405	630,252
BAWAG Group AG (Austria), 144A*		780	65,704
BNK Financial Group, Inc. (South Korea)		9,850	68,809
BNP Paribas SA (France)		8,393	515,304
BPER Banca SpA (Italy)		43,476	277,282
CaixaBank SA (Spain)		86,970	472,175
Canadian Imperial Bank of Commerce (Canada)		7,400	468,108
China Construction Bank Corp. (China) (Class H Stock)		694,000	574,962
Citigroup, Inc.		2,300	161,897
Civista Bancshares, Inc.(a)		1,350	28,404
CNB Financial Corp.		1,926	47,880
Credit Agricole SA (France)		44,352	610,263
DBS Group Holdings Ltd. (Singapore)		5,500	176,250
Dime Community Bancshares, Inc.		6,600	202,851
Emirates NBD Bank PJSC (United Arab Emirates)		144,022	841,598
Erste Group Bank AG (Austria)		13,162	814,677
Eurobank Ergasias Services & Holdings SA (Greece)		26,600	61,307
Financial Institutions, Inc.		2,002	54,635

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Banks (cont’d.)
First BanCorp. (Puerto Rico)		4,600	$85,514
First Financial Bancorp		6,800	182,784
First Interstate BancSystem, Inc. (Class A Stock)		1,400	45,458
Flushing Financial Corp.		9,100	129,948
Fulton Financial Corp.		6,600	127,248
Glacier Bancorp, Inc.		3,800	190,836
Hana Financial Group, Inc. (South Korea)		13,636	521,758
Hanmi Financial Corp.		2,700	63,774
HSBC Holdings PLC (United Kingdom)		131,804	1,294,724
Huaxia Bank Co. Ltd. (China) (Class A Stock)		110,000	120,080
Independent Bank Corp.		500	32,095
ING Groep NV (Netherlands)		38,286	600,002
Intesa Sanpaolo SpA (Italy)		256,392	1,028,342
JB Financial Group Co. Ltd. (South Korea)		7,800	85,763
JPMorgan Chase & Co.		23,174	5,555,040
KB Financial Group, Inc. (South Korea)		13,114	738,462
M&T Bank Corp.		700	131,607
Metropolitan Bank Holding Corp.*		400	23,360
Midland States Bancorp, Inc.		4,000	97,600
Mitsubishi UFJ Financial Group, Inc. (Japan)		3,000	35,024
MVB Financial Corp.		3,300	68,310
National Bank of Greece SA (Greece)		8,075	63,933
NatWest Group PLC (United Kingdom)		153,574	769,599
Nordea Bank Abp (Finland)		64,705	705,980
Pathward Financial, Inc.		1,200	88,296
Peapack-Gladstone Financial Corp.		3,800	121,790
Popular, Inc. (Puerto Rico)		4,600	432,676
Powszechna Kasa Oszczednosci Bank Polski SA (Poland)		34,094	493,566
Primis Financial Corp.		8,430	98,294
Provident Financial Services, Inc.		5,500	103,785
QCR Holdings, Inc.		123	9,919
Raiffeisen Bank International AG (Austria)		1,217	24,867
Riyad Bank (Saudi Arabia)		12,360	93,952
Royal Bank of Canada (Canada)		1,700	204,977
Santander Bank Polska SA (Poland)		432	47,955
Sberbank of Russia PJSC (Russia)^		202,510	—
Shinhan Financial Group Co. Ltd. (South Korea)		20,217	655,573
Standard Chartered PLC (United Kingdom)		31,207	384,196
Synovus Financial Corp.		24,200	1,239,766
Texas Capital Bancshares, Inc.*		3,200	250,240
Truist Financial Corp.		63,400	2,750,292
U.S. Bancorp		15,900	760,497
UniCredit SpA (Italy)		24,566	983,828
Univest Financial Corp.		3,950	116,564

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Banks (cont’d.)
Valley National Bancorp		10,700	$96,942
Veritex Holdings, Inc.		4,500	122,220
Washington Trust Bancorp, Inc.		1,900	59,565
Westpac Banking Corp. (Australia)		2,725	54,394
Woori Financial Group, Inc. (South Korea)		9,825	102,370
			33,373,182
Beverages 0.5%
Anadolu Efes Biracilik Ve Malt Sanayii A/S (Turkey)		22,688	122,679
Coca-Cola Co. (The)		48,125	2,996,262
Coca-Cola Icecek A/S (Turkey)		35,850	60,666
Keurig Dr. Pepper, Inc.		57,000	1,830,840
National Beverage Corp.		2,400	102,408
PepsiCo, Inc.		1,750	266,105
			5,378,960
Biotechnology 0.9%
AbbVie, Inc.		10,430	1,853,411
ACADIA Pharmaceuticals, Inc.*		7,300	133,955
ADMA Biologics, Inc.*		8,500	145,775
Agios Pharmaceuticals, Inc.*		2,500	82,150
Alkermes PLC*		5,400	155,304
Amgen, Inc.		5,300	1,381,392
Amicus Therapeutics, Inc.*		13,450	126,699
Annexon, Inc.*		5,700	29,241
BioCryst Pharmaceuticals, Inc.*		15,500	116,560
Biogen, Inc.*		13,000	1,987,960
Blueprint Medicines Corp.*		1,900	165,718
CareDx, Inc.*		4,900	104,909
Catalyst Pharmaceuticals, Inc.*		6,000	125,220
Crinetics Pharmaceuticals, Inc.*		3,000	153,390
Cytokinetics, Inc.*		500	23,520
Denali Therapeutics, Inc.*		2,900	59,102
Fate Therapeutics, Inc.*		6,600	10,890
Gilead Sciences, Inc.		7,900	729,723
Halozyme Therapeutics, Inc.*		3,800	181,678
Insmed, Inc.*		1,600	110,464
iTeos Therapeutics, Inc.*		6,050	46,464
Kiniksa Pharmaceuticals International PLC*		3,000	59,340
Madrigal Pharmaceuticals, Inc.*		80	24,685
MiMedx Group, Inc.*		5,400	51,948
Nkarta, Inc.*		5,100	12,699
Relay Therapeutics, Inc.*		20,700	85,284

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Biotechnology (cont’d.)
REVOLUTION Medicines, Inc.*		1,100	$48,114
Scholar Rock Holding Corp.*		1,800	77,796
Solid Biosciences, Inc.*		8,400	33,600
Sutro Biopharma, Inc.*		24,600	45,264
Travere Therapeutics, Inc.*		6,700	116,714
Twist Bioscience Corp.*		2,800	130,116
Ultragenyx Pharmaceutical, Inc.*		4,100	172,487
Vanda Pharmaceuticals, Inc.*		15,677	75,093
Vaxcyte, Inc.*		1,100	90,046
Veracyte, Inc.*		3,200	126,720
Vir Biotechnology, Inc.*		8,000	58,720
Voyager Therapeutics, Inc.*		7,400	41,958
Zymeworks, Inc.*		1,200	17,568
			8,991,677
Broadline Retail 2.2%
Alibaba Group Holding Ltd. (China)		8,000	84,667
Amazon.com, Inc.*		95,390	20,927,612
eBay, Inc.		11,200	693,840
JD.com, Inc. (China) (Class A Stock)		9,300	161,478
Next PLC (United Kingdom)		2,044	242,464
			22,110,061
Building Products 0.3%
Apogee Enterprises, Inc.		1,500	107,115
Cie de Saint-Gobain SA (France)		9,410	836,189
Griffon Corp.		1,100	78,397
Masterbrand, Inc.*		10,100	147,561
Resideo Technologies, Inc.*		89,300	2,058,365
Sanwa Holdings Corp. (Japan)		4,000	110,483
UFP Industries, Inc.		400	45,060
			3,383,170
Capital Markets 2.2%
3i Group PLC (United Kingdom)		21,885	974,173
Aditya Birla Sun Life Asset Management Co. Ltd. (India)		6,625	64,685
Amundi SA (France), 144A		2,051	136,495
Bank of New York Mellon Corp. (The)		22,050	1,694,102
BGC Group, Inc. (Class A Stock)		9,600	86,976
Blackrock, Inc.		1,500	1,537,665
Deutsche Bank AG (Germany)		43,013	742,271
Donnelley Financial Solutions, Inc.*		2,500	156,825

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Capital Markets (cont’d.)
Goldman Sachs Group, Inc. (The)		1,700	$973,454
Houlihan Lokey, Inc.		8,500	1,476,110
IGM Financial, Inc. (Canada)		1,800	57,489
Intercontinental Exchange, Inc.		6,400	953,664
Investec PLC (United Kingdom)		8,850	60,161
Janus Henderson Group PLC		47,800	2,032,934
Morgan Stanley		7,000	880,040
MSCI, Inc.(a)		4,000	2,400,040
Nasdaq, Inc.		5,600	432,936
Nomura Holdings, Inc. (Japan)		96,900	562,198
Piper Sandler Cos.		1,140	341,943
Plus500 Ltd. (Israel)		2,800	94,924
Raymond James Financial, Inc.		5,500	854,315
Reinet Investments SCA (Luxembourg)		4,514	106,658
S&P Global, Inc.		7,300	3,635,619
Samsung Securities Co. Ltd. (South Korea)*		1,794	52,455
SEI Investments Co.		1,700	140,216
State Street Corp.		2,700	265,005
StepStone Group, Inc. (Class A Stock)		4,100	237,308
StoneX Group, Inc.*		200	19,594
UBS Group AG (Switzerland)		14,750	451,597
Victory Capital Holdings, Inc. (Class A Stock)		200	13,092
Virtus Investment Partners, Inc.		540	119,113
			21,554,057
Chemicals 0.4%
AdvanSix, Inc.		7,650	217,948
Avient Corp.		5,700	232,902
Cabot Corp.		1,600	146,096
Chugoku Marine Paints Ltd. (Japan)		3,400	50,656
DuPont de Nemours, Inc.		9,200	701,500
Ecolab, Inc.		1,900	445,208
Ecovyst, Inc.*		26,400	201,696
Givaudan SA (Switzerland)		58	253,540
International Flavors & Fragrances, Inc.		5,700	481,935
KCC Corp. (South Korea)		156	24,779
Kemira OYJ (Finland)		5,100	103,142
LyondellBasell Industries NV (Class A Stock)		2,300	170,821
Mativ Holdings, Inc.		2,600	28,340
PPG Industries, Inc.		1,400	167,230
Sherwin-Williams Co. (The)		1,500	509,895

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Chemicals (cont’d.)
Valhi, Inc.		1,750	$40,933
Yunnan Yuntianhua Co. Ltd. (China) (Class A Stock)		59,500	180,823
			3,957,444
Commercial Services & Supplies 0.2%
ABM Industries, Inc.		4,200	214,956
ACCO Brands Corp.		27,000	141,750
Brambles Ltd. (Australia)		53,000	630,337
Deluxe Corp.		9,950	224,771
Interface, Inc.		8,100	197,235
Pitney Bowes, Inc.		15,800	114,392
Steelcase, Inc. (Class A Stock)		4,900	57,918
Veralto Corp.		3,200	325,920
			1,907,279
Communications Equipment 0.8%
Arista Networks, Inc.*		26,500	2,929,045
Cisco Systems, Inc.		70,600	4,179,520
F5, Inc.*		1,100	276,617
NetScout Systems, Inc.*		10,200	220,932
Nokia OYJ (Finland)		67,375	298,028
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)		25,482	206,365
			8,110,507
Construction & Engineering 0.3%
ACS Actividades de Construccion y Servicios SA (Spain)		8,210	411,423
Dai-Dan Co. Ltd. (Japan)		2,500	60,285
Dycom Industries, Inc.*		800	139,248
Eiffage SA (France)		4,213	369,444
Fluor Corp.*		7,100	350,172
Great Lakes Dredge & Dock Corp.*		2,800	31,612
Koninklijke BAM Groep NV (Netherlands)		15,400	66,951
MasTec, Inc.*		2,900	394,806
Matrix Service Co.*		1,000	11,970
Primoris Services Corp.		600	45,840
Sterling Infrastructure, Inc.*		1,500	252,675
Vinci SA (France)		4,362	449,097
Webuild SpA (Italy)		21,900	64,554
			2,648,077

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Construction Materials 0.4%
Buzzi SpA (Italy)		1,380	$50,942
CRH PLC		25,200	2,331,504
Heidelberg Materials AG (Germany)		6,928	856,046
Holcim AG*		3,052	293,862
Knife River Corp.*		300	30,492
			3,562,846
Consumer Finance 0.1%
Enova International, Inc.*		2,700	258,876
Green Dot Corp. (Class A Stock)*		13,100	139,384
LendingClub Corp.*		12,400	200,756
PROG Holdings, Inc.		1,600	67,616
			666,632
Consumer Staples Distribution & Retail 1.0%
Andersons, Inc. (The)		800	32,416
Coles Group Ltd. (Australia)		20,166	235,409
Costco Wholesale Corp.		2,625	2,405,209
George Weston Ltd. (Canada)		1,400	217,716
Koninklijke Ahold Delhaize NV (Netherlands)		22,971	750,680
Loblaw Cos. Ltd. (Canada)		5,700	750,126
Metro, Inc. (Canada)		1,500	94,073
Sonae SGPS SA (Portugal)		47,449	44,859
Sprouts Farmers Market, Inc.*		400	50,828
Tesco PLC (United Kingdom)		157,601	724,862
United Natural Foods, Inc.*		11,700	319,527
Walmart, Inc.		43,425	3,923,449
			9,549,154
Containers & Packaging 0.0%
Crown Holdings, Inc.		2,700	223,263
O-I Glass, Inc.*		19,050	206,502
Ranpak Holdings Corp.*		4,500	30,960
			460,725
Distributors 0.0%
LKQ Corp.		12,400	455,700
Diversified Consumer Services 0.1%
Adtalem Global Education, Inc.*		1,400	127,190
Frontdoor, Inc.*		6,200	338,954

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Diversified Consumer Services (cont’d.)
Graham Holdings Co. (Class B Stock)		30	$26,158
Stride, Inc.*		1,600	166,288
			658,590
Diversified REITs 0.0%
Charter Hall Group (Australia)		5,550	49,042
Diversified Telecommunication Services 0.8%
AT&T, Inc.		72,500	1,650,825
Deutsche Telekom AG (Germany)		34,016	1,019,225
Koninklijke KPN NV (Netherlands)		144,291	526,149
Liberty Latin America Ltd. (Puerto Rico) (Class A Stock)*		13,100	83,316
Liberty Latin America Ltd. (Puerto Rico) (Class C Stock)*		16,350	103,659
Ooredoo QPSC (Qatar)		134,810	427,645
Orange SA (France)		66,520	663,725
Saudi Telecom Co. (Saudi Arabia)		43,735	465,596
Verizon Communications, Inc.		70,190	2,806,898
			7,747,038
Electric Utilities 0.8%
American Electric Power Co., Inc.		12,500	1,152,875
Centrais Eletricas Brasileiras SA (Brazil)		5,400	30,416
Chugoku Electric Power Co., Inc. (The) (Japan)		41,300	238,346
CPFL Energia SA (Brazil)		36,000	184,045
Enel Chile SA (Chile)		837,954	48,448
Exelon Corp.		26,000	978,640
Fortum OYJ (Finland)		1,911	26,751
Hokkaido Electric Power Co., Inc. (Japan)		23,100	121,675
Hokuriku Electric Power Co. (Japan)		7,800	42,503
Iberdrola SA (Spain)		4,275	58,910
Inter RAO UES PJSC (Russia)^		4,433,000	4
NextEra Energy, Inc.		22,200	1,591,518
NRG Energy, Inc.		26,400	2,381,808
Portland General Electric Co.		6,000	261,720
Shikoku Electric Power Co., Inc. (Japan)		21,800	170,033
Tohoku Electric Power Co., Inc. (Japan)		25,500	191,379
			7,479,071
Electrical Equipment 0.9%
ABB India Ltd. (India)		6,500	523,739
ABB Ltd. (Switzerland)		20,862	1,126,517
Acuity Brands, Inc.		7,100	2,074,123

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Electrical Equipment (cont’d.)
Contemporary Amperex Technology Co. Ltd. (China) (Class A Stock)		6,000	$217,568
Eaton Corp. PLC		4,400	1,460,228
Emerson Electric Co.		16,700	2,069,631
EnerSys		2,950	272,668
Fluence Energy, Inc.*		10,700	169,916
Fujikura Ltd. (Japan)		11,400	465,414
HD Hyundai Electric Co. Ltd. (South Korea)		324	83,303
NEXTracker, Inc. (Class A Stock)*		400	14,612
Sensata Technologies Holding PLC		8,100	221,940
Siemens Energy AG (Germany)*		4,368	231,817
Sungrow Power Supply Co. Ltd. (China) (Class A Stock)		13,482	135,699
Vertiv Holdings Co. (Class A Stock)		1,100	124,971
WEG SA (Brazil)		20,400	174,069
			9,366,215
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp. (Class A Stock)		13,500	937,575
Badger Meter, Inc.		240	50,909
Belden, Inc.		2,450	275,894
Celestica, Inc. (Canada)*		6,600	609,104
Delta Electronics, Inc. (Taiwan)		8,000	104,714
Dexerials Corp. (Japan)		3,300	50,659
FARO Technologies, Inc.*		6,200	157,232
Hon Hai Precision Industry Co. Ltd. (Taiwan)		134,000	749,147
Methode Electronics, Inc.		4,100	48,339
Mycronic AB (Sweden)		843	30,453
PC Connection, Inc.		1,000	69,270
Plexus Corp.*		900	140,832
Sanmina Corp.*		2,100	158,907
TDK Corp. (Japan)		52,000	669,687
TTM Technologies, Inc.*		8,500	210,375
Zebra Technologies Corp. (Class A Stock)*		1,600	617,952
			4,881,049
Energy Equipment & Services 0.1%
Aker Solutions ASA (Norway)		30,472	83,849
DMC Global, Inc.*		11,400	83,790
Noble Corp. PLC		600	18,840
Oceaneering International, Inc.*		2,000	52,160
Oil States International, Inc.*		36,200	183,172
Ranger Energy Services, Inc. (Class A Stock)		2,400	37,152

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Energy Equipment & Services (cont’d.)
Tidewater, Inc.*		200	$10,942
Transocean Ltd.*		27,500	103,125
			573,030
Entertainment 0.8%
Cinemark Holdings, Inc.*		5,900	182,782
CTS Eventim AG & Co. KGaA (Germany)		1,776	150,134
Konami Group Corp. (Japan)		500	46,785
Marcus Corp. (The)		700	15,050
Netflix, Inc.*		4,950	4,412,034
Sea Ltd. (Singapore), ADR*		5,800	615,380
Spotify Technology SA*		500	223,690
Walt Disney Co. (The)		21,900	2,438,565
			8,084,420
Financial Services 2.2%
Berkshire Hathaway, Inc. (Class B Stock)*		11,349	5,144,275
Cannae Holdings, Inc.		9,600	190,656
Compass Diversified Holdings, MLP		1,100	25,388
Enact Holdings, Inc.		5,100	165,138
EXOR NV (Netherlands)		640	58,672
Fidelity National Information Services, Inc.		23,800	1,922,326
Helia Group Ltd. (Australia)		198,622	548,537
Investor AB (Sweden) (Class B Stock)		30,692	812,937
Jackson Financial, Inc. (Class A Stock)		200	17,416
Mastercard, Inc. (Class A Stock)		10,575	5,568,478
Mr. Cooper Group, Inc.*		3,300	316,833
Paragon Banking Group PLC (United Kingdom)		8,225	76,524
Payoneer Global, Inc.*		11,700	117,468
PayPal Holdings, Inc.*		32,300	2,756,805
Remitly Global, Inc.*		11,300	255,041
Visa, Inc. (Class A Stock)		12,905	4,078,496
			22,054,990
Food Products 0.6%
Associated British Foods PLC (United Kingdom)		16,640	424,460
Conagra Brands, Inc.		34,800	965,700
Daesang Corp. (South Korea)		2,755	35,684
First Pacific Co. Ltd. (Indonesia)		308,000	178,139
General Mills, Inc.		15,000	956,550
Hain Celestial Group, Inc. (The)*		17,000	104,550
Indofood Sukses Makmur Tbk PT (Indonesia)		106,800	51,076

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Food Products (cont’d.)
Inghams Group Ltd. (Australia)		17,850	$35,093
Ingredion, Inc.		15,900	2,187,204
JBS SA		51,200	302,232
Mondelez International, Inc. (Class A Stock)		4,000	238,920
Nestle SA		5,049	414,236
Orion Corp. (South Korea)		1,124	77,642
Ulker Biskuvi Sanayi A/S (Turkey)*		26,925	89,454
WH Group Ltd. (Hong Kong), 144A		70,000	53,944
Wilmar International Ltd. (China)		64,200	145,717
			6,260,601
Gas Utilities 0.1%
New Jersey Resources Corp.		5,400	251,910
Rubis SCA (France)		3,058	75,494
Southwest Gas Holdings, Inc.		2,400	169,704
			497,108
Ground Transportation 0.7%
ArcBest Corp.		1,800	167,976
CSX Corp.		63,200	2,039,464
Norfolk Southern Corp.		2,600	610,220
Seibu Holdings, Inc. (Japan)		12,800	260,386
Uber Technologies, Inc.*		56,500	3,408,080
Union Pacific Corp.		3,300	752,532
			7,238,658
Health Care Equipment & Supplies 1.1%
Abbott Laboratories		27,645	3,126,926
Avanos Medical, Inc.*		11,350	180,692
Axogen, Inc.*		9,700	159,856
Becton, Dickinson & Co.		4,300	975,541
Bioventus, Inc. (Class A Stock)*		3,100	32,550
Boston Scientific Corp.*		22,800	2,036,496
ICU Medical, Inc.*		1,500	232,755
Inogen, Inc.*		11,600	106,372
Intuitive Surgical, Inc.*		2,000	1,043,920
Japan Lifeline Co. Ltd. (Japan)		9,600	83,755
LivaNova PLC*		4,800	222,288
Medtronic PLC		29,500	2,356,460
Merit Medical Systems, Inc.*		700	67,704
Nevro Corp.*		12,800	47,616
Omnicell, Inc.*		4,400	195,888

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Health Care Equipment & Supplies (cont’d.)
STERIS PLC		2,200	$452,232
TaiDoc Technology Corp. (Taiwan)		14,000	62,103
Zimvie, Inc.*		1,000	13,950
			11,397,104
Health Care Providers & Services 1.0%
Accolade, Inc.*		12,900	44,118
Centene Corp.*		43,400	2,629,172
Cigna Group (The)		8,200	2,264,348
CorVel Corp.*		1,590	176,903
Dr. Lal PathLabs Ltd. (India), 144A		2,400	83,995
Extendicare, Inc. (Canada)		15,900	117,581
GeneDx Holdings Corp.*		2,900	222,894
Guardant Health, Inc.*		7,300	223,015
Life Healthcare Group Holdings Ltd. (South Africa)		60,050	52,123
Medipal Holdings Corp. (Japan)		20,900	314,310
MLP Saglik Hizmetleri A/S (Turkey), 144A*		5,550	59,938
Odontoprev SA (Brazil)		27,800	48,889
Pediatrix Medical Group, Inc.*		17,450	228,944
Quest Diagnostics, Inc.		7,600	1,146,536
Suzuken Co. Ltd. (Japan)		1,900	56,772
UnitedHealth Group, Inc.		3,760	1,902,034
			9,571,572
Health Care REITs 0.0%
CareTrust REIT, Inc.		8,000	216,400
Diversified Healthcare Trust		60,650	139,495
			355,895
Hotel & Resort REITs 0.0%
Service Properties Trust		4,800	12,192
Hotels, Restaurants & Leisure 1.1%
Aristocrat Leisure Ltd. (Australia)		16,674	704,152
Bloomin’ Brands, Inc.		92,300	1,126,983
Booking Holdings, Inc.		550	2,732,631
Brinker International, Inc.*		2,400	317,496
Chipotle Mexican Grill, Inc.*		24,800	1,495,440
Darden Restaurants, Inc.		4,900	914,781
Dave & Buster’s Entertainment, Inc.*(a)		10,800	315,252
Denny’s Corp.*		4,000	24,200
Indian Hotels Co. Ltd. (The) (India)		13,695	139,978

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure (cont’d.)
La Francaise des Jeux SACA (France), 144A		12,186	$469,290
Life Time Group Holdings, Inc.*		9,900	218,988
Meituan (China) (Class B Stock), 144A*		49,700	966,336
Shake Shack, Inc. (Class A Stock)*		1,600	207,680
Skylark Holdings Co. Ltd. (Japan)		9,300	144,223
Trip.com Group Ltd. (China)*		10,100	695,086
TUI AG (Germany)*		20,445	177,294
Yum China Holdings, Inc. (China)		1,000	48,170
			10,697,980
Household Durables 0.1%
Breville Group Ltd. (Australia)		2,625	57,336
Cavco Industries, Inc.*		110	49,085
Gree Electric Appliances, Inc. of Zhuhai (China) (Class A Stock)		25,800	159,827
KB Home		2,100	138,012
M/I Homes, Inc.*		1,500	199,425
Meritage Homes Corp.		540	83,063
Midea Group Co. Ltd. (China) (Class A Stock)		18,200	186,536
Tamron Co. Ltd. (Japan)		3,900	109,809
Taylor Morrison Home Corp.*		2,500	153,025
Tri Pointe Homes, Inc.*		2,600	94,276
			1,230,394
Household Products 0.7%
Colgate-Palmolive Co.		33,925	3,084,122
Energizer Holdings, Inc.		800	27,912
Essity AB (Sweden) (Class B Stock)		24,498	655,033
Henkel AG & Co. KGaA (Germany)		448	34,518
Procter & Gamble Co. (The)		16,604	2,783,661
			6,585,246
Independent Power & Renewable Electricity Producers 0.0%
Electric Power Development Co. Ltd. (Japan)		16,200	264,424
Industrial Conglomerates 0.5%
3M Co.		29,450	3,801,700
Hitachi Ltd. (Japan)		13,500	330,616
Noritsu Koki Co. Ltd. (Japan)		2,100	68,113
Siemens AG (Germany)		1,826	356,060
			4,556,489

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Industrial REITs 0.2%
Americold Realty Trust, Inc.		21,050	$450,470
Prologis, Inc.		14,500	1,532,650
			1,983,120
Insurance 1.4%
Allstate Corp. (The)		11,700	2,255,643
Assurant, Inc.		8,200	1,748,404
Aviva PLC (United Kingdom)		81,172	475,758
AXA SA (France)		13,891	494,376
Cathay Financial Holding Co. Ltd. (Taiwan)		288,000	599,003
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)		22,400	72,063
CNO Financial Group, Inc.		5,100	189,771
First American Financial Corp.		26,900	1,679,636
Fubon Financial Holding Co. Ltd. (Taiwan)		37,050	101,888
Genworth Financial, Inc. (Class A Stock)*		41,400	289,386
Great-West Lifeco, Inc. (Canada)		20,400	676,523
Hamilton Insurance Group Ltd. (Bermuda) (Class B Stock)*		2,500	47,575
Heritage Insurance Holdings, Inc.*		2,000	24,200
Hippo Holdings, Inc.*		5,000	133,850
iA Financial Corp., Inc. (Canada)		600	55,649
Kemper Corp.		7,200	478,368
Manulife Financial Corp. (Canada)		8,100	248,841
Mercury General Corp.		500	33,240
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)		129,500	760,082
Power Corp. of Canada (Canada)		20,200	630,121
Progressive Corp. (The)		5,100	1,222,011
Samsung Life Insurance Co. Ltd. (South Korea)*		1,626	104,049
Selectquote, Inc.*		13,100	48,732
Sompo Holdings, Inc. (Japan)		26,000	673,667
Sun Life Financial, Inc. (Canada)		12,300	730,324
Talanx AG (Germany)		936	79,608
Travelers Cos., Inc. (The)		900	216,801
United Fire Group, Inc.		3,800	108,110
			14,177,679
Interactive Media & Services 3.5%
Alphabet, Inc. (Class A Stock)		59,900	11,339,070
Alphabet, Inc. (Class C Stock)		49,840	9,491,530
EverQuote, Inc. (Class A Stock)*		2,300	45,977
Meta Platforms, Inc. (Class A Stock)		20,069	11,750,600

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Interactive Media & Services (cont’d.)
NAVER Corp. (South Korea)		3,504	$467,539
Tencent Holdings Ltd. (China)		34,700	1,852,037
Ziff Davis, Inc.*		1,300	70,642
			35,017,395
IT Services 0.5%
ASGN, Inc.*		1,000	83,340
CGI, Inc. (Canada)		5,500	601,788
Cognizant Technology Solutions Corp. (Class A Stock)		21,000	1,614,900
HCL Technologies Ltd. (India)		12,346	275,679
Indra Sistemas SA (Spain)		6,035	106,617
Infosys Ltd. (India)		23,408	512,765
International Business Machines Corp.		1,494	328,426
Rackspace Technology, Inc.*		10,800	23,868
Shopify, Inc. (Canada) (Class A Stock)*		9,400	1,000,456
Snowflake, Inc. (Class A Stock)*		1,300	200,733
Unisys Corp.*		3,100	19,623
Wipro Ltd. (India)		56,215	197,538
Wix.com Ltd. (Israel)*		500	107,275
			5,073,008
Leisure Products 0.0%
Tomy Co. Ltd. (Japan)		2,100	60,147
Life Sciences Tools & Services 0.7%
Adaptive Biotechnologies Corp.*		20,900	125,296
Danaher Corp.		10,900	2,502,095
Thermo Fisher Scientific, Inc.		8,058	4,192,015
			6,819,406
Machinery 0.7%
Alfa Laval AB (Sweden)		2,850	119,287
Allison Transmission Holdings, Inc.		14,100	1,523,646
Astec Industries, Inc.		700	23,520
Atlas Copco AB (Sweden) (Class B Stock)		6,717	90,753
Cargotec OYJ (Finland) (Class B Stock)		2,344	124,223
Cummins India Ltd. (India)		2,929	111,708
Donaldson Co., Inc.		3,400	228,990
Epiroc AB (Sweden) (Class B Stock)		1,729	26,974
FANUC Corp. (Japan)		2,200	57,471
Flowserve Corp.		35,700	2,053,464
GEA Group AG (Germany)		7,136	354,468

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Machinery (cont’d.)
Glory Ltd. (Japan)		3,500	$57,229
Hillenbrand, Inc.		7,400	227,772
Hyliion Holdings Corp.*		14,200	37,062
Hyster-Yale, Inc.		2,100	106,953
Knorr-Bremse AG (Germany)		319	23,154
Komatsu Ltd. (Japan)		10,700	291,493
Konecranes OYJ (Finland)		6,342	401,958
Makita Corp. (Japan)		3,400	103,391
Mueller Water Products, Inc. (Class A Stock)		12,100	272,250
Proto Labs, Inc.*		300	11,727
Rational AG (Germany)		168	143,893
Schindler Holding AG (Switzerland)		100	27,280
Shandong Himile Mechanical Science & Technology Co. Ltd. (China) (Class A Stock)		20,300	138,824
Shyft Group, Inc. (The)		9,300	109,182
Tennant Co.		2,300	187,519
Terex Corp.		5,100	235,722
Wartsila OYJ Abp (Finland)		8,541	151,370
Yutong Bus Co. Ltd. (China) (Class A Stock)		57,300	205,981
			7,447,264
Marine Transportation 0.1%
COSCO SHIPPING Holdings Co. Ltd. (China) (Class H Stock)		20,000	32,742
Kawasaki Kisen Kaisha Ltd. (Japan)		45,400	645,897
Matson, Inc.		2,000	269,680
			948,319
Media 0.1%
Publicis Groupe SA (France)		6,605	703,166
Stagwell, Inc.*		2,400	15,792
			718,958
Metals & Mining 0.5%
Agnico Eagle Mines Ltd. (Canada)		7,100	555,474
Barrick Gold Corp. (Canada)		39,700	615,613
BHP Group Ltd. (Australia)		25,810	629,629
Carpenter Technology Corp.		300	50,913
Centerra Gold, Inc. (Canada)		8,700	49,508
Coeur Mining, Inc.*		16,700	95,524
Commercial Metals Co.		2,350	116,560
Fortescue Ltd. (Australia)		40,328	454,116

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Metals & Mining (cont’d.)
Harmony Gold Mining Co. Ltd. (South Africa)		2,398	$19,222
Hindalco Industries Ltd. (India)		80,616	565,710
Hudbay Minerals, Inc. (Canada)		22,400	181,700
Kinross Gold Corp. (Canada)		26,400	245,184
Maruichi Steel Tube Ltd. (Japan)		1,400	30,912
Mitsui Mining & Smelting Co. Ltd. (Japan)		2,500	73,323
Olympic Steel, Inc.		1,200	39,372
Polyus PJSC (Russia)*^		3,704	—
Radius Recycling, Inc.		6,150	93,603
Rio Tinto Ltd. (Australia)		1,610	116,746
Vale SA (Brazil)		51,200	452,795
Vedanta Ltd. (India)		106,766	553,257
West African Resources Ltd. (Australia)*		484,152	427,804
Yunnan Aluminium Co. Ltd. (China) (Class A Stock)		13,200	24,330
			5,391,295
Mortgage Real Estate Investment Trusts (REITs) 0.0%
Granite Point Mortgage Trust, Inc.		14,400	40,176
MFA Financial, Inc.		4,900	49,931
			90,107
Multi-Utilities 0.6%
A2A SpA (Italy)		132,125	293,362
AGL Energy Ltd. (Australia)		7,375	51,427
Avista Corp.		6,900	252,747
Black Hills Corp.		2,450	143,374
Centrica PLC (United Kingdom)		276,321	461,007
CMS Energy Corp.		21,300	1,419,645
DTE Energy Co.		18,000	2,173,500
Engie SA (France)		45,827	726,789
			5,521,851
Office REITs 0.0%
COPT Defense Properties		1,600	49,520
Hudson Pacific Properties, Inc.		19,400	58,782
Paramount Group, Inc.		28,000	138,320
			246,622
Oil, Gas & Consumable Fuels 1.6%
Amplify Energy Corp.*		4,100	24,600
BW LPG Ltd. (Singapore), 144A		22,795	253,189

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
California Resources Corp.		5,100	$264,639
Chevron Corp.(a)		1,425	206,397
CNX Resources Corp.*		900	33,003
Coal India Ltd. (India)		6,876	30,776
ConocoPhillips		16,600	1,646,222
ENEOS Holdings, Inc. (Japan)		100,700	528,288
Exxon Mobil Corp.		36,125	3,885,966
Hafnia Ltd. (Singapore)		27,682	148,061
Idemitsu Kosan Co. Ltd. (Japan)		96,600	636,307
Imperial Oil Ltd. (Canada)		900	55,467
Indo Tambangraya Megah Tbk PT (Indonesia)		33,800	56,082
Kinetik Holdings, Inc.		4,300	243,853
Kosmos Energy Ltd. (Ghana)*		14,700	50,274
LUKOIL PJSC (Russia)^		10,297	—
Murphy Oil Corp.		8,850	267,801
Oil & Natural Gas Corp. Ltd. (India)		85,477	238,584
PBF Energy, Inc. (Class A Stock)		8,400	223,020
Peabody Energy Corp.		4,150	86,901
PetroChina Co. Ltd. (China) (Class H Stock)		100,000	78,235
Petroleo Brasileiro SA (Brazil)		16,600	106,941
Phillips 66		9,600	1,093,728
Riley Exploration Permian, Inc.		2,000	63,840
Rosneft Oil Co. PJSC (Russia)^		31,520	—
Secure Energy Services, Inc. (Canada)		14,000	158,364
Shell PLC		9,597	299,148
Suncor Energy, Inc. (Canada)		21,200	756,737
TotalEnergies SE (France)		4,698	261,748
United Tractors Tbk PT (Indonesia)		33,800	56,181
Valero Energy Corp.		13,100	1,605,929
Williams Cos., Inc. (The)		40,000	2,164,800
World Kinect Corp.		1,049	28,858
			15,553,939
Paper & Forest Products 0.0%
Navigator Co. SA (The) (Portugal)		14,975	55,716
Sylvamo Corp.		3,000	237,060
			292,776
Passenger Airlines 0.4%
ANA Holdings, Inc. (Japan)		30,400	551,746
easyJet PLC (United Kingdom)		8,300	58,022
Eva Airways Corp. (Taiwan)		121,000	163,509
Japan Airlines Co. Ltd. (Japan)		13,800	217,549

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Passenger Airlines (cont’d.)
Qantas Airways Ltd. (Australia)*		54,173	$299,898
SkyWest, Inc.*		3,260	326,424
Turk Hava Yollari AO (Turkey)*		13,025	103,360
United Airlines Holdings, Inc.*		26,900	2,611,990
			4,332,498
Personal Care Products 0.0%
Edgewell Personal Care Co.		2,400	80,640
Pharmaceuticals 2.6%
Amneal Pharmaceuticals, Inc.*		29,900	236,808
AstraZeneca PLC (United Kingdom)		2,183	284,619
Aurobindo Pharma Ltd. (India)		1,790	27,847
Bristol-Myers Squibb Co.		12,345	698,233
Cipla Ltd. (India)		10,250	182,672
Daiichi Sankyo Co. Ltd. (Japan)		19,600	536,320
Elanco Animal Health, Inc.*		101,700	1,231,587
Eli Lilly & Co.		7,950	6,137,400
GSK PLC		48,315	814,943
H. Lundbeck A/S (Denmark)		9,675	55,570
Harmony Biosciences Holdings, Inc.*		1,300	44,733
Hikma Pharmaceuticals PLC (Jordan)		900	22,439
Ipsen SA (France)		181	20,746
Johnson & Johnson		31,519	4,558,278
Kyowa Kirin Co. Ltd. (Japan)		1,200	18,046
Ligand Pharmaceuticals, Inc.*		1,700	182,155
Lupin Ltd. (India)		9,606	263,895
Merck & Co., Inc.		26,425	2,628,759
Merck KGaA (Germany)		844	122,821
Novartis AG (Switzerland)		14,873	1,447,995
Novo Nordisk A/S (Denmark) (Class B Stock)		12,849	1,108,635
Otsuka Holdings Co. Ltd. (Japan)		9,600	522,239
Pfizer, Inc.		74,400	1,973,832
Prestige Consumer Healthcare, Inc.*		1,610	125,725
Roche Holding AG		5,375	1,502,886
Sanofi SA		1,428	138,817
Shionogi & Co. Ltd. (Japan)		35,700	500,698
SIGA Technologies, Inc.		10,900	65,509
Sun Pharmaceutical Industries Ltd. (India)		31,001	682,235
Tarsus Pharmaceuticals, Inc.*		2,100	116,277
Zydus Lifesciences Ltd. (India)		4,950	56,072
			26,308,791

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Professional Services 0.1%
Alight, Inc. (Class A Stock)		16,100	$111,412
Computershare Ltd. (Australia)		16,531	347,258
Conduent, Inc.*		44,000	177,760
ExlService Holdings, Inc.*		900	39,942
ICF International, Inc.		700	83,447
Korn Ferry		1,700	114,665
Persol Holdings Co. Ltd. (Japan)		37,900	56,776
TechnoPro Holdings, Inc. (Japan)		6,300	117,796
TrueBlue, Inc.*		9,850	82,740
TTEC Holdings, Inc.		16,250	81,088
			1,212,884
Real Estate Management & Development 0.5%
Aeon Mall Co. Ltd. (Japan)		2,300	29,748
Anywhere Real Estate, Inc.*		19,550	64,515
Arabian Centres Co. (Saudi Arabia), 144A		4,697	27,108
Compass, Inc. (Class A Stock)*		33,800	197,730
Cushman & Wakefield PLC*		17,400	227,592
Daito Trust Construction Co. Ltd. (Japan)		3,500	391,281
Daiwa House Industry Co. Ltd. (Japan)		21,800	669,286
DLF Ltd. (India)		30,995	297,746
Emaar Properties PJSC (United Arab Emirates)		310,226	1,086,735
Jones Lang LaSalle, Inc.*		7,100	1,797,294
Katitas Co. Ltd. (Japan)		4,100	58,771
Vonovia SE (Germany)		1,742	53,031
			4,900,837
Residential REITs 0.1%
Equity Residential		8,600	617,136
Veris Residential, Inc.		3,000	49,890
			667,026
Retail REITs 0.1%
InvenTrust Properties Corp.		8,200	247,066
Kite Realty Group Trust		3,600	90,864
Klepierre SA (France)		22,906	659,681
Scentre Group (Australia)		23,166	49,039
Urban Edge Properties		4,200	90,300
			1,136,950

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment 6.0%
Advantest Corp. (Japan)		4,800	$272,922
Applied Materials, Inc.		800	130,104
ASM International NV (Netherlands)		689	398,370
ASML Holding NV (Netherlands)		907	635,294
Broadcom, Inc.		39,650	9,192,456
Impinj, Inc.*		630	91,514
Lam Research Corp.		35,600	2,571,388
Lasertec Corp. (Japan)		1,300	121,869
Marvell Technology, Inc.		20,100	2,220,045
MediaTek, Inc. (Taiwan)		17,000	730,826
NVIDIA Corp.		240,300	32,269,887
Onto Innovation, Inc.*		6,600	1,100,022
Photronics, Inc.*		2,200	51,832
QUALCOMM, Inc.		24,600	3,779,052
Rambus, Inc.*		5,700	301,302
Semtech Corp.*		2,400	148,440
SiTime Corp.*		600	128,718
SK Hynix, Inc. (South Korea)		5,750	658,894
Synaptics, Inc.*		3,500	267,120
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)		129,000	4,192,507
Tokyo Electron Ltd. (Japan)		4,100	616,309
Ultra Clean Holdings, Inc.*		6,600	237,270
			60,116,141
Software 4.7%
A10 Networks, Inc.		7,800	143,520
ACI Worldwide, Inc.*		6,900	358,179
Adeia, Inc.		11,650	162,867
Adobe, Inc.*		468	208,110
Alkami Technology, Inc.*		5,800	212,744
Autodesk, Inc.*		2,500	738,925
Blackbaud, Inc.*		200	14,784
Box, Inc. (Class A Stock)*		8,650	273,340
C3.ai, Inc. (Class A Stock)*		2,100	72,303
Clearwater Analytics Holdings, Inc. (Class A Stock)*		2,800	77,056
Commvault Systems, Inc.*		1,950	294,275
Crowdstrike Holdings, Inc. (Class A Stock)*		800	273,728
Fortinet, Inc.*		13,000	1,228,240
Informatica, Inc. (Class A Stock)*		12,900	334,497
Intapp, Inc.*		4,900	314,041
Intuit, Inc.		900	565,650
Jamf Holding Corp.*		6,600	92,730
Microsoft Corp.		62,716	26,434,794
Monday.com Ltd.*		100	23,544

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Software (cont’d.)
NCR Voyix Corp.*		3,000	$41,520
Nice Ltd. (Israel)*		260	44,154
Oracle Corp.		7,600	1,266,464
Q2 Holdings, Inc.*		200	20,130
Red Violet, Inc.*		700	25,340
Salesforce, Inc.		15,200	5,081,816
SAP SE (Germany)		1,709	420,370
ServiceNow, Inc.*		4,350	4,611,522
SolarWinds Corp.		17,300	246,525
Technology One Ltd. (Australia)		6,850	132,317
Tenable Holdings, Inc.*		3,000	118,140
Teradata Corp.*		13,600	423,640
Verint Systems, Inc.*		75,700	2,077,965
Workiva, Inc.*		200	21,900
Xero Ltd. (New Zealand)*		2,685	279,409
			46,634,539
Specialized REITs 0.3%
Equinix, Inc.		400	377,156
Outfront Media, Inc.		13,197	234,108
PotlatchDeltic Corp.		1,600	62,800
Public Storage		8,900	2,665,016
Safehold, Inc.		7,000	129,360
			3,468,440
Specialty Retail 1.2%
ABC-Mart, Inc. (Japan)		16,800	338,938
Abercrombie & Fitch Co. (Class A Stock)*		1,200	179,364
American Eagle Outfitters, Inc.		14,000	233,380
Carvana Co.*(a)		9,600	1,952,256
Foot Locker, Inc.*		11,000	239,360
Group 1 Automotive, Inc.		330	139,088
Home Depot, Inc. (The)		7,558	2,939,986
Industria de Diseno Textil SA (Spain)		18,652	955,429
JB Hi-Fi Ltd. (Australia)		6,898	394,642
Lowe’s Cos., Inc.		13,975	3,449,030
Pop Mart International Group Ltd. (China), 144A		9,400	107,479
Sanrio Co. Ltd. (Japan)		1,800	62,745
Trent Ltd. (India)		9,263	768,553
Zalando SE (Germany), 144A*		3,025	101,196
			11,861,446

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Technology Hardware, Storage & Peripherals 4.1%
Apple, Inc.		147,354	$36,900,389
Asustek Computer, Inc. (Taiwan)		3,000	56,232
Hewlett Packard Enterprise Co.		71,850	1,533,997
Logitech International SA (Switzerland)		7,799	643,778
Quanta Computer, Inc. (Taiwan)		86,000	748,495
Samsung Electronics Co. Ltd. (South Korea)		4,402	157,093
Xiaomi Corp. (China) (Class B Stock), 144A*		191,000	837,691
			40,877,675
Textiles, Apparel & Luxury Goods 0.2%
adidas AG (Germany)		3,195	785,856
ANTA Sports Products Ltd. (China)		2,800	27,654
Asics Corp. (Japan)		39,600	772,508
G-III Apparel Group Ltd.*		4,600	150,052
Kontoor Brands, Inc.		1,200	102,492
LVMH Moet Hennessy Louis Vuitton SE (France)		301	197,996
Wolverine World Wide, Inc.		8,000	177,600
			2,214,158
Tobacco 0.5%
Altria Group, Inc.		59,000	3,085,110
Godfrey Phillips India Ltd. (India)		564	34,346
Imperial Brands PLC (United Kingdom)		28,940	925,468
KT&G Corp. (South Korea)		448	32,417
Philip Morris International, Inc.		6,800	818,380
Scandinavian Tobacco Group A/S (Denmark), 144A		16,662	221,109
Turning Point Brands, Inc.		300	18,030
Universal Corp.		2,600	142,584
			5,277,444
Trading Companies & Distributors 0.1%
AerCap Holdings NV (Ireland)		7,200	689,040
Beacon Roofing Supply, Inc.*		2,200	223,476
GMS, Inc.*		1,390	117,914
Herc Holdings, Inc.		800	151,464
Hudson Technologies, Inc.*		3,500	19,530
Inabata & Co. Ltd. (Japan)		2,600	54,751
MRC Global, Inc.*		16,500	210,870
			1,467,045

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Water Utilities 0.0%
California Water Service Group		3,200	$145,056
Wireless Telecommunication Services 0.2%
Digicel International Finance Ltd. (Jamaica)*^		11,557	69,342
Etihad Etisalat Co. (Saudi Arabia)		7,865	111,654
Freenet AG (Germany)		3,953	112,848
Intelsat Emergence SA (Luxembourg)*		4,226	128,629
SoftBank Group Corp. (Japan)		3,300	188,581
Telephone & Data Systems, Inc.		7,300	249,003
T-Mobile US, Inc.		4,200	927,066
Turkcell Iletisim Hizmetleri A/S (Turkey)		130,750	342,402
			2,129,525

Total Common Stocks (cost $396,662,056)			592,761,326
Preferred Stocks 0.2%
Banks 0.1%
Citigroup Capital XIII, 11.221%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40		3,000	89,910
Itau Unibanco Holding SA (Brazil)(PRFC)		116,100	574,338
			664,248
Capital Markets 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(oo)		5,000	117,450
Electric Utilities 0.0%
Cia Energetica de Minas Gerais (Brazil) (PRFC)		127,061	226,663
Household Products 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)		1,528	134,061
Metals & Mining 0.0%
Gerdau SA (Brazil) (PRFC)		32,400	94,615
Oil, Gas & Consumable Fuels 0.1%
Petroleo Brasileiro SA (Brazil) (PRFC)		115,600	683,714
Technology Hardware, Storage & Peripherals 0.0%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)		3,708	110,135

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Shares		Value
Preferred Stocks (Continued)
Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica)*^		1,225	$13,604

Total Preferred Stocks (cost $2,056,704)			2,044,490
Unaffiliated Exchange-Traded Funds 0.1%
iShares MSCI EAFE ETF		4,900	370,489
iShares MSCI Emerging Markets ETF		3,800	158,916

Total Unaffiliated Exchange-Traded Funds (cost $545,982)			529,405

	Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities 4.7%
Automobiles 0.6%
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-02A, Class A, 144A	2.020%	02/20/27	100	97,601
Series 2021-02A, Class C, 144A	2.350	02/20/28	500	467,954
Series 2023-03A, Class B, 144A	6.120	02/22/28	400	406,079
Series 2024-01A, Class A, 144A	5.360	06/20/30	400	405,548
Series 2024-01A, Class B, 144A	5.850	06/20/30	100	100,625
Ford Credit Auto Owner Trust,
Series 2021-01, Class C, 144A	1.910	10/17/33	180	172,601
Series 2021-02, Class D, 144A	2.600	05/15/34	300	284,709
Series 2023-01, Class C, 144A	5.580	08/15/35	500	503,529

Hertz Vehicle Financing III LP, Series 2021-02A, Class A, 144A	1.680	12/27/27	700	656,949
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27	508	505,136
Series 2021-01A, Class C, 144A	1.420	07/14/28	500	481,809
Series 2023-01A, Class B, 144A	5.810	02/14/31	1,000	1,012,465
Series 2023-01A, Class C, 144A	6.140	02/14/31	400	405,013
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A	7.375	05/15/32	24	23,995
Series 2022-C, Class E, 144A	11.366	12/15/32	55	55,650
Santander Drive Auto Receivables Trust,
Series 2020-04, Class D	1.480	01/15/27	19	19,173
Series 2021-01, Class D	1.130	11/16/26	109	108,622
				5,707,458

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations 3.4%
Barings CLO Ltd. (Cayman Islands), Series LP-02A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	5.979%(c)	01/20/34		2,100	$2,103,072
Battalion CLO Ltd. (Cayman Islands), Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	5.817(c)	05/17/31		697	698,005
Carlyle CLO Ltd. (Cayman Islands), Series C17A, Class A1AR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	5.881(c)	04/30/31		486	487,017
CVC Cordatus Loan Fund DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	3.850(c)	05/22/32	EUR	1,424	1,469,182
Series 14A, Class A2R, 144A	1.250	05/22/32	EUR	1,424	1,415,768

Elmwood CLO Ltd. (Cayman Islands), Series 2024-12RA, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	6.253(c)	10/20/37		2,000	2,008,076
Madison Park Funding Ltd. (Cayman Islands), Series 2018-28A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	6.125(c)	01/15/38		1,750	1,750,681
Monument CLO DAC (Ireland), Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)	5.332(c)	05/15/37	EUR	2,500	2,605,449
OZLM Ltd. (Cayman Islands), Series 2018-20A, Class A1, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 1.050%)	5.929(c)	04/20/31		481	481,553
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	6.098(c)	10/15/34		3,500	3,506,227
Sixth Street CLO Ltd. (Cayman Islands), Series 2021-19A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	5.979(c)	07/20/34		4,000	4,006,462
St. Paul’s CLO DAC (Ireland), Series 10A, Class AR, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)	4.001(c)	04/22/35	EUR	3,323	3,421,801
TCW CLO Ltd. (Cayman Islands), Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	5.897(c)	10/20/32		3,500	3,506,991
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2020-01A, Class A1R, 144A, 3 Month SOFR + 1.570% (Cap N/A, Floor 1.570%)	6.187(c)	07/20/37		2,000	2,009,859

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Toro European CLO DAC (Ireland), Series 09A, Class A, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	4.829%(c)	04/15/37	EUR	1,750	$1,824,309
Wellfleet CLO Ltd. (Cayman Islands), Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	5.856(c)	04/15/33		2,500	2,503,756
					33,798,208
Consumer Loans 0.3%
Fairstone Financial Issuance Trust (Canada), Series 2020-01A, Class A, 144A	2.509	10/20/39	CAD	39	27,114
GreenSky Home Improvement Trust, Series 2024-01, Class A4, 144A	5.670	06/25/59		86	86,190
Lending Funding Trust, Series 2020-02A, Class A, 144A	2.320	04/21/31		100	96,165
Lendmark Funding Trust, Series 2021-01A, Class A, 144A	1.900	11/20/31		700	657,964
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A	1.750	09/14/35		400	384,187
Series 2022-02A, Class D, 144A	6.550	10/14/34		800	806,304
Series 2023-02A, Class C, 144A	6.740	09/15/36		200	205,380
Series 2023-02A, Class D, 144A	7.520	09/15/36		200	206,970

Regional Management Issuance Trust, Series 2022-01, Class A, 144A	3.070	03/15/32		400	394,859
					2,865,133
Equipment 0.0%
MMAF Equipment Finance LLC, Series 2017-B, Class A5, 144A	2.720	06/15/40		68	67,897
Home Equity Loans 0.2%
BRAVO Residential Funding Trust, Series 2024-CES01, Class A1A, 144A	6.377	04/25/54		438	442,436
JPMorgan Mortgage Trust, Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	6.305(c)	03/20/54		224	225,884
Towd Point HE Trust, Series 2023-01, Class A1A, 144A	6.875	02/25/63		81	80,576

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A	7.294%(cc)	10/25/63	228	$232,411
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64	81	81,325
Series 2024-CES02, Class A1A, 144A	6.125(cc)	02/25/64	82	82,368
Series 2024-CES03, Class A1, 144A	6.290(cc)	05/25/64	264	266,663
Series 2024-CES05, Class A1, 144A	5.167(cc)	09/25/64	716	709,607
Series 2024-CES05, Class A2, 144A	5.202(cc)	09/25/64	500	488,276
				2,609,546
Other 0.2%
Capital Street Master Trust, Series 2024-01, Class A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.948(c)	10/16/28	600	599,996
Invitation Homes Trust, Series 2024-SFR01, Class C, 144A	4.250	09/17/41	700	652,571
PMT Issuer Trust - FMSR, Series 2024-FT01, Class A, 144A, 1 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	7.089(c)	12/25/27	600	602,680
				1,855,247
Student Loans 0.0%
Laurel Road Prime Student Loan Trust, Series 2019-A, Class A2FX, 144A	2.730	10/25/48	14	13,633
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 144A	3.130	02/15/68	57	55,865
SoFi Professional Loan Program LLC,
Series 2019-B, Class A2FX, 144A	3.090	08/17/48	84	81,999
Series 2019-C, Class A2FX, 144A	2.370	11/16/48	172	164,119
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A	3.340	08/25/47	28	28,228
Series 2020-A, Class A2FX, 144A	2.540	05/15/46	235	223,465
				567,309

Total Asset-Backed Securities (cost $48,404,609)				47,470,798
Commercial Mortgage-Backed Securities 5.8%
BANK,
Series 2017-BNK04, Class A3	3.362	05/15/50	995	963,613

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
BANK, (cont’d.)
Series 2020-BN26, Class A3	2.155%	03/15/63	1,800	$1,557,988

Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK03, Class XB, IO	0.583(cc)	02/15/50	40,575	447,469
BANK5, Series 2024-5YR08, Class A3	5.884	08/15/57	1,800	1,849,700
Barclays Commercial Mortgage Securities Trust,
Series 2018-C02, Class A4	4.047	12/15/51	1,351	1,306,936
Series 2020-C07, Class XB, IO	0.984(cc)	04/15/53	4,900	226,281
Series 2023-05C23, Class A3	6.675(cc)	12/15/56	2,500	2,633,450
Series 2024-05C27, Class A3	6.014	07/15/57	800	826,860
Benchmark Mortgage Trust,
Series 2018-B02, Class A4	3.615	02/15/51	1,400	1,347,849
Series 2019-B13, Class A3	2.701	08/15/57	1,800	1,624,297
Series 2019-B15, Class A2	2.914	12/15/72	371	351,705
Series 2020-B17, Class A4	2.042	03/15/53	650	554,197
Series 2023-V02, Class A3	5.812(cc)	05/15/55	1,400	1,428,746
Series 2024-V08, Class A3	6.189(cc)	07/15/57	1,400	1,455,091
BMO Mortgage Trust,
Series 2023-C07, Class A2	6.770	12/15/56	1,800	1,879,083
Series 2024-5C05, Class A3	5.857	02/15/57	800	819,335
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class E, 144A, 1 Month SOFR + 2.311% (Cap N/A, Floor 2.197%)	6.708(c)	11/15/38	866	863,682
Series 2024-AIRC, Class A, 144A, 1 Month SOFR + 1.691% (Cap N/A, Floor 1.691%)	6.088(c)	08/15/39	800	805,507

BX Trust, Series 2021-LGCY, Class F, 144A, 1 Month SOFR + 2.063% (Cap N/A, Floor 1.949%)	6.460(c)	10/15/36	1,350	1,342,406
CENT Trust, Series 2023-CITY, Class A, 144A, 1 Month SOFR + 2.620% (Cap N/A, Floor 2.620%)	7.017(c)	09/15/38	750	752,813
CFK Trust, Series 2020-MF02, Class B, 144A	2.792	03/15/39	1,200	1,080,950
Citigroup Commercial Mortgage Trust,
Series 2015-P01, Class A4	3.462	09/15/48	600	597,307
Series 2019-GC41, Class A4	2.620	08/10/56	3,600	3,224,910
Series 2020-GC46, Class A4	2.477	02/15/53	1,400	1,217,431
Commercial Mortgage Trust,
Series 2015-LC21, Class A3	3.445	07/10/48	404	402,698
Series 2024-277P, Class A, 144A	6.338	08/10/44	200	205,877
Series 2024-277P, Class X, IO, 144A	0.661(cc)	08/10/44	1,000	29,289

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 144A	3.953%	09/15/37	1,600	$1,442,650
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3	3.231	06/15/57	162	161,517
Series 2017-C08, Class A3	3.127	06/15/50	723	688,480

Deutsche Bank Commercial Mortgage Trust, Series 2016-C01, Class A3A	3.015	05/10/49	705	690,710
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class X1, IO	1.326(cc)	03/25/26	2,028	26,659
GS Mortgage Securities Corp. Trust, Series 2024-RVR, Class A, 144A	5.198(cc)	08/10/41	1,100	1,088,027
GS Mortgage Securities Trust, Series 2021-GSA03, Class XB, IO	0.624(cc)	12/15/54	35,000	1,307,660
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31	800	248,997
Series 2019-BKWD, Class A, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.000%)	6.012(c)	09/15/29	272	256,277
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C23, Class A3	3.451	07/15/50	559	555,901
Series 2015-C25, Class A4	3.372	10/15/48	700	694,058
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A3	2.531	08/15/49	1,269	1,230,487
Series 2019-H06, Class A3	3.158	06/15/52	1,250	1,159,993
Series 2020-L04, Class A2	2.449	02/15/53	3,600	3,182,282

MTN Commercial Mortgage Trust, Series 2022-LPFL, Class E, 144A, 1 Month SOFR + 4.289% (Cap N/A, Floor 4.289%)	8.689(c)	03/15/39	1,100	1,075,588
NJ Trust, Series 2023-GSP, Class A, 144A	6.481(cc)	01/06/29	500	520,323
ROCK Trust,
Series 2024-CNTR, Class A, 144A	5.388	11/13/41	900	897,491
Series 2024-CNTR, Class C, 144A	6.471	11/13/41	275	277,840
Series 2024-CNTR, Class D, 144A	7.109	11/13/41	610	619,148
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4	3.212	11/15/50	1,422	1,363,411
Series 2018-C08, Class A4	3.983	02/15/51	1,650	1,591,340
Series 2018-C09, Class A3	3.854	03/15/51	350	338,008
Series 2018-C14, Class A3	4.180	12/15/51	735	714,705
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS02, Class A4	3.498	07/15/58	800	794,319
Series 2016-C33, Class A3	3.162	03/15/59	838	826,310
Series 2016-C34, Class A3	2.834	06/15/49	800	783,086
Series 2016-C35, Class A3	2.674	07/15/48	993	967,841

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Wells Fargo Commercial Mortgage Trust, (cont’d.)
Series 2016-NXS06, Class A3	2.642%	11/15/49	1,500	$1,463,163
Series 2017-C38, Class A4	3.190	07/15/50	624	599,171
Series 2018-C46, Class A3	3.888	08/15/51	1,050	1,007,947
Series 2018-C48, Class A4	4.037	01/15/52	1,622	1,575,738
Series 2019-C52, Class A3	2.631	08/15/52	190	186,340

Total Commercial Mortgage-Backed Securities (cost $61,795,019)				58,130,937
Corporate Bonds 14.7%
Aerospace & Defense 0.4%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	1,860	1,803,501
Sr. Unsec’d. Notes	3.625	03/01/48	555	368,498
Sr. Unsec’d. Notes	5.705	05/01/40	175	166,659
Sr. Unsec’d. Notes	5.930	05/01/60	280	258,070
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	500	497,500
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	50	50,125
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	30	31,207
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	208	208,260

RTX Corp., Sr. Unsec’d. Notes	4.125	11/16/28	235	228,863
				3,612,683
Agriculture 0.4%
BAT Capital Corp. (United Kingdom),
Gtd. Notes	3.557	08/15/27	108	104,488
Gtd. Notes	6.343	08/02/30	100	105,150
BAT International Finance PLC (United Kingdom),
Gtd. Notes(a)	4.448	03/16/28	1,410	1,387,033
Gtd. Notes	5.931	02/02/29	30	30,879
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	4.750	02/12/27	750	751,783
Sr. Unsec’d. Notes	5.125	02/15/30	695	698,955
Sr. Unsec’d. Notes	5.500	09/07/30	450	460,612
				3,538,900
Airlines 0.1%
American Airlines 2016-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.575	07/15/29	130	125,080

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines (cont’d.)
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A	5.750%	04/20/29	150	$148,416
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	260	261,357
United Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	10/11/27	43	42,853
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	260	255,548
Sr. Sec’d. Notes, 144A	4.625	04/15/29	60	57,034
				890,288
Auto Manufacturers 0.3%
Ford Motor Co., Sr. Unsec’d. Notes	4.750	01/15/43	145	114,205
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.900	02/16/28	425	392,153
Sr. Unsec’d. Notes	5.125	11/05/26	285	284,775
Sr. Unsec’d. Notes	7.350	03/06/30	385	407,733

General Motors Co., Sr. Unsec’d. Notes	6.600	04/01/36	80	83,940
General Motors Financial Co., Inc., Sr. Unsec’d. Notes	2.400	10/15/28	2,305	2,089,797
				3,372,603
Auto Parts & Equipment 0.2%
Aptiv Swiss Holdings Ltd., Gtd. Notes	4.650	09/13/29	745	721,074
Dana, Inc., Sr. Unsec’d. Notes	5.375	11/15/27	250	246,470
Phinia, Inc., Sr. Sec’d. Notes, 144A	6.750	04/15/29	75	76,505
Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28	650	604,654
				1,648,703
Banks 3.5%
Banco do Brasil SA (Brazil), Sr. Unsec’d. Notes, 144A	4.875	01/11/29	200	190,500
Banco Santander SA (Spain), Sr. Non-Preferred Notes	1.849	03/25/26	200	192,573

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Bank of America Corp.,
Sr. Unsec’d. Notes	2.299%(ff)	07/21/32	665	$554,597
Sr. Unsec’d. Notes	5.288(ff)	04/25/34	415	411,919
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	160	154,869
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	215	197,898
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	1,835	1,796,969
Sr. Unsec’d. Notes, MTN	3.974(ff)	02/07/30	115	110,249
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	350	340,797
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	2,290	1,971,462
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.645(ff)	06/24/31	1,075	930,655
Sr. Unsec’d. Notes	3.650	03/16/25	200	199,446
Sr. Unsec’d. Notes	4.837(ff)	09/10/28	610	605,927
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A	1.904(ff)	09/30/28	750	686,993
Sr. Non-Preferred Notes, 144A	2.871(ff)	04/19/32	685	583,081
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A	5.750	05/05/26	200	201,104
Sr. Unsec’d. Notes, 144A	5.875	04/30/29	400	405,795
Citigroup, Inc.,
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	1,290	1,284,148
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	185	156,762
Sr. Unsec’d. Notes	2.572(ff)	06/03/31	880	766,940
Sr. Unsec’d. Notes	3.057(ff)	01/25/33	280	240,456
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	290	280,765
Sr. Unsec’d. Notes	3.700	01/12/26	200	198,157
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	1,500	1,469,530
Sub. Notes	4.400	06/10/25	767	764,657
Sub. Notes	4.450	09/29/27	195	192,297
Sub. Notes	4.750	05/18/46	55	47,950

Comerica, Inc., Sr. Unsec’d. Notes	5.982(ff)	01/30/30	860	869,388
Deutsche Bank AG (Germany), Sub. Notes	7.079(ff)	02/10/34	250	257,082
Discover Bank, Sr. Unsec’d. Notes	4.250	03/13/26	315	312,350
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A	12.000	10/01/28	50	54,242
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	290	276,952
Jr. Sub. Notes, Series V	4.125(ff)	11/10/26(oo)	395	378,727
Sr. Unsec’d. Notes	2.383(ff)	07/21/32	465	388,401

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Goldman Sachs Group, Inc. (The), (cont’d.)
Sr. Unsec’d. Notes	2.615%(ff)	04/22/32	1,405	$1,197,568
Sr. Unsec’d. Notes	3.750	02/25/26	50	49,482
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	190	182,702
Sr. Unsec’d. Notes	3.850	01/26/27	410	402,497
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	95	92,483
Sub. Notes	6.750	10/01/37	275	295,119
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	1,290	1,284,843
Sr. Unsec’d. Notes	1.578(ff)	04/22/27	1,005	965,062
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	375	321,877
Sr. Unsec’d. Notes	2.947(ff)	02/24/28	110	105,736
Sr. Unsec’d. Notes	2.963(ff)	01/25/33	495	427,944
Sr. Unsec’d. Notes	3.702(ff)	05/06/30	145	137,290
Sr. Unsec’d. Notes	3.782(ff)	02/01/28	1,591	1,556,635
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	796	771,620
Sr. Unsec’d. Notes	4.323(ff)	04/26/28	85	83,971
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	250	244,789
Sr. Unsec’d. Notes	5.299(ff)	07/24/29	460	464,252
Morgan Stanley,
Sr. Unsec’d. Notes	5.449(ff)	07/20/29	230	232,567
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	1,005	832,367
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	1,173	1,131,193
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	370	367,114
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	240	233,821
Sr. Unsec’d. Notes, MTN	2.511(ff)	10/20/32	215	180,016
Sr. Unsec’d. Notes, MTN	2.943(ff)	01/21/33	485	415,400

Societe Generale SA (France), Sr. Non-Preferred Notes, 144A	1.488(ff)	12/14/26	1,000	964,898
Sumitomo Mitsui Trust Bank Ltd. (Japan), Sr. Unsec’d. Notes, 144A, MTN	5.650	03/09/26	250	252,570
UBS Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	3.091(ff)	05/14/32	495	430,650
UniCredit SpA (Italy), Sr. Preferred Notes, 144A	3.127(ff)	06/03/32	405	350,442
Wells Fargo & Co.,
Sr. Unsec’d. Notes	6.303(ff)	10/23/29	715	743,317
Sr. Unsec’d. Notes, MTN	2.393(ff)	06/02/28	2,500	2,354,302
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	1,025	904,090
				35,450,255

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Beverages 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.700%	02/01/36	150	$142,448
Gtd. Notes	4.900	02/01/46	403	367,085

Bacardi Ltd. (Bermuda), Gtd. Notes, 144A	4.450	05/15/25	890	886,314
				1,395,847
Biotechnology 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes	2.800	08/15/41	200	138,995
Sr. Unsec’d. Notes	5.600	03/02/43	355	345,510
				484,505
Building Materials 0.1%
Griffon Corp., Gtd. Notes	5.750	03/01/28	425	416,593
JELD-WEN, Inc., Gtd. Notes, 144A	4.875	12/15/27	200	189,092
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.375	07/15/30	300	273,539
				879,224
Chemicals 0.3%
Ashland, Inc., Sr. Unsec’d. Notes, 144A	3.375	09/01/31	225	191,298
Braskem Netherlands Finance BV (Brazil), Gtd. Notes, 144A	8.500	01/12/31	404	403,394
CF Industries, Inc., Gtd. Notes	5.375	03/15/44	50	46,385
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	4.375	11/15/42	20	16,435
Sr. Unsec’d. Notes	9.400	05/15/39	31	40,930

FMC Corp., Sr. Unsec’d. Notes	5.650	05/18/33	795	786,215
Huntsman International LLC, Sr. Unsec’d. Notes	4.500	05/01/29	825	786,869
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	4.900	03/27/28	245	244,750

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals (cont’d.)

OCP SA (Morocco), Sr. Unsec’d. Notes, 144A	6.750%	05/02/34		413	$420,641
Sasol Financing USA LLC (South Africa),
Gtd. Notes	4.375	09/18/26		200	191,562
Gtd. Notes	6.500	09/27/28		200	192,062
					3,320,541
Commercial Services 0.2%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28		132	129,119
DCLI Bidco LLC, Second Mortgage, 144A	7.750	11/15/29		70	71,533
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, 144A	2.375	09/25/26	EUR	185	188,219
ERAC USA Finance LLC, Gtd. Notes, 144A	7.000	10/15/37		20	22,531
Johns Hopkins University, Sr. Unsec’d. Notes, Series A	2.813	01/01/60		100	60,088
President & Fellows of Harvard College, Unsec’d. Notes	3.300	07/15/56		270	185,750
RELX Capital, Inc. (United Kingdom), Gtd. Notes	4.750	05/20/32		210	204,393
Service Corp. International, Sr. Unsec’d. Notes	5.750	10/15/32		80	77,777
Trustees of Boston College, Unsec’d. Notes	3.129	07/01/52		279	191,072
Trustees of the University of Pennsylvania (The), Sr. Unsec’d. Notes	3.610	02/15/2119		55	35,557
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32		200	175,129
Gtd. Notes	3.875	02/15/31		62	55,399

Yale University, Unsec’d. Notes, Series 2020	1.482	04/15/30		595	506,184
					1,902,751

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Computers 0.0%
McAfee Corp., Sr. Unsec’d. Notes, 144A	7.375%	02/15/30	200	$194,665
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29	131	141,718
				336,383
Distribution/Wholesale 0.0%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28	400	366,292
Diversified Financial Services 0.2%
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	7.200	12/12/28	320	334,415
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28	120	116,552
Gtd. Notes, 144A	6.000	01/15/27	400	397,521

OneMain Finance Corp., Gtd. Notes	3.875	09/15/28	350	322,563
PennyMac Financial Services, Inc., Gtd. Notes, 144A	4.250	02/15/29	325	301,099
Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN	6.150	12/06/28	200	204,970
				1,677,120
Electric 1.2%
Algonquin Power & Utilities Corp. (Canada), Sr. Unsec’d. Notes	5.365	06/15/26	335	336,675
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	6.350	10/01/36	115	123,279
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	5.950	05/15/37	120	124,120
Calpine Corp.,
Sr. Sec’d. Notes, 144A	3.750	03/01/31	350	313,072
Sr. Sec’d. Notes, 144A	4.500	02/15/28	175	167,860
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	150	141,470
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	225	211,709
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2	6.950	03/15/33	120	132,365
General Ref. Mortgage, Series Z	2.400	09/01/26	170	163,929

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Comision Federal de Electricidad (Mexico), Gtd. Notes, 144A	4.688%	05/15/29	440	$411,994
Commonwealth Edison Co., First Mortgage, Series 123	3.750	08/15/47	754	562,967
DTE Electric Co., General Ref. Mortgage	3.750	08/15/47	622	468,741
Duke Energy Carolinas LLC, First Mortgage	6.050	04/15/38	55	57,847
Duke Energy Corp., Sr. Unsec’d. Notes	2.650	09/01/26	210	203,289
El Paso Electric Co., Sr. Unsec’d. Notes	6.000	05/15/35	135	135,513
Emera US Finance LP (Canada), Gtd. Notes	3.550	06/15/26	385	376,937
Enel Finance International NV (Italy), Gtd. Notes, 144A	2.500	07/12/31	1,190	995,873
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28	200	198,812
Sr. Unsec’d. Notes, MTN	8.450	08/10/28	500	524,375

Eversource Energy, Sr. Unsec’d. Notes, Series O	4.250	04/01/29	315	304,378
Florida Power & Light Co., First Mortgage	5.950	10/01/33	60	62,660
Iberdrola International BV (Spain), Gtd. Notes	6.750	09/15/33	30	32,052
Interstate Power & Light Co., Sr. Unsec’d. Notes	2.300	06/01/30	315	272,264
Israel Electric Corp. Ltd. (Israel), Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	235	225,078
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	50	49,790
Gtd. Notes, 144A	3.375	02/15/29	50	45,347
Gtd. Notes, 144A	3.625	02/15/31	125	109,187
Gtd. Notes, 144A	3.875	02/15/32	275	239,250
Gtd. Notes, 144A	5.250	06/15/29	225	218,683
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)	75	82,891
Ohio Power Co.,
Sr. Unsec’d. Notes	4.000	06/01/49	160	120,172
Sr. Unsec’d. Notes	4.150	04/01/48	175	134,067
Pacific Gas & Electric Co.,
First Mortgage	3.950	12/01/47	260	194,147
Sr. Sec’d. Notes	3.250	06/01/31	510	452,127

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)

Public Service Co. of Colorado, First Mortgage	4.300%	03/15/44		35	$28,688
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	5.800	05/01/37		125	128,792
San Diego Gas & Electric Co., First Mortgage	4.150	05/15/48		230	182,835
Southern California Edison Co., First Mortgage	5.300	03/01/28		490	496,146
Southwestern Public Service Co., First Mortgage	3.700	08/15/47		250	181,166
Virginia Electric & Power Co., Sr. Unsec’d. Notes, Series A	2.875	07/15/29		1,135	1,045,156
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		200	199,981
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		650	661,830

Vistra Operations Co. LLC, Gtd. Notes, 144A	5.625	02/15/27		550	548,364
Xcel Energy, Inc., Sr. Unsec’d. Notes	4.800	09/15/41		105	90,335
					11,756,213
Engineering & Construction 0.2%
Cellnex Finance Co. SA (Spain), Gtd. Notes, EMTN	2.000	02/15/33	EUR	300	276,223
Cellnex Telecom SA (Spain), Sr. Unsec’d. Notes, EMTN	1.750	10/23/30	EUR	300	285,296
MasTec, Inc., Sr. Unsec’d. Notes	5.900	06/15/29		85	86,443
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes	5.500	07/31/47		200	160,562
Sr. Sec’d. Notes, 144A	4.250	10/31/26		200	195,004
Sr. Sec’d. Notes, 144A	5.500	10/31/46		200	159,688
Sr. Sec’d. Notes, 144A	5.500	07/31/47		400	321,124

TopBuild Corp., Gtd. Notes, 144A	4.125	02/15/32		80	70,838
					1,555,178
Entertainment 0.1%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A	4.625	10/15/29		250	234,209

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment (cont’d.)
Caesars Entertainment, Inc., (cont’d.)
Sr. Sec’d. Notes, 144A	6.500%	02/15/32		155	$155,753
Sr. Sec’d. Notes, 144A	7.000	02/15/30		125	127,291

International Game Technology PLC, Sr. Sec’d. Notes, 144A	6.250	01/15/27		200	200,750
Warnermedia Holdings, Inc.,
Gtd. Notes	5.050	03/15/42		265	212,684
Gtd. Notes	5.141	03/15/52		380	282,910

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Gtd. Notes, 144A	7.125	02/15/31		140	145,644
					1,359,241
Environmental Control 0.0%
GFL Environmental, Inc., Sr. Sec’d. Notes, 144A	6.750	01/15/31		80	82,063
Foods 0.3%
B&G Foods, Inc., Gtd. Notes	5.250	09/15/27		325	308,530
Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.125	05/14/30	GBP	750	905,940
Bellis Finco PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	500	589,175
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co. Sarl,
Gtd. Notes	6.500	12/01/52		530	537,784
Gtd. Notes	6.750	03/15/34		219	232,156
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		75	68,613
Gtd. Notes, 144A	4.375	01/31/32		200	180,938

Post Holdings, Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/32		80	79,446
					2,902,582
Gas 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.750	05/20/27		350	324,967
NiSource, Inc.,
Sr. Unsec’d. Notes	3.490	05/15/27		548	533,037
Sr. Unsec’d. Notes	4.800	02/15/44		40	35,290

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Gas (cont’d.)

Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.500%	06/01/29	740	$697,355
				1,590,649
Healthcare-Products 0.0%
Medline Borrower LP, Sr. Sec’d. Notes, 144A	3.875	04/01/29	400	370,544
Healthcare-Services 0.7%
Cigna Group (The), Gtd. Notes	4.500	02/25/26	631	629,499
DaVita, Inc., Gtd. Notes, 144A	4.625	06/01/30	200	183,717
Duke University Health System, Inc., Sr. Unsec’d. Notes, Series 2017	3.920	06/01/47	95	74,749
Elevance Health, Inc.,
Sr. Unsec’d. Notes	4.625	05/15/42	45	38,868
Sr. Unsec’d. Notes	4.650	01/15/43	30	26,056
HCA, Inc.,
Gtd. Notes	5.375	02/01/25	130	129,918
Gtd. Notes, MTN	7.750	07/15/36	400	446,914

Health Care Service Corp. A Mutual Legal Reserve Co., Sr. Unsec’d. Notes, 144A	2.200	06/01/30	360	310,741
Kaiser Foundation Hospitals,
Gtd. Notes	4.150	05/01/47	140	114,280
Unsec’d. Notes, Series 2021	2.810	06/01/41	495	350,419

Laboratory Corp. of America Holdings, Gtd. Notes	4.350	04/01/30	1,110	1,070,365
MultiCare Health System, Unsec’d. Notes	2.803	08/15/50	280	164,052
MyMichigan Health, Sec’d. Notes, Series 2020	3.409	06/01/50	155	108,270
OhioHealth Corp., Sec’d. Notes	2.297	11/15/31	1,155	966,582
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A	2.532	10/01/29	190	170,020
Unsec’d. Notes, Series H	2.746	10/01/26	50	48,261

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

Tenet Healthcare Corp., Sr. Sec’d. Notes	4.375%	01/15/30	450	$417,799
UnitedHealth Group, Inc., Sr. Unsec’d. Notes(h)	5.200	04/15/63	1,475	1,324,141
				6,574,651
Home Builders 0.2%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada), Gtd. Notes, 144A	4.875	02/15/30	600	544,500
M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	150	144,776
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.625	03/01/30	675	622,687
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	500	496,345
Gtd. Notes, 144A	5.875	06/15/27	90	90,206
				1,898,514
Housewares 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes	6.375	05/15/30	60	60,208
Sr. Unsec’d. Notes	6.625	05/15/32	25	25,169

Scotts Miracle-Gro Co. (The), Gtd. Notes	4.375	02/01/32	225	196,080
				281,457
Insurance 0.2%
CNA Financial Corp., Sr. Unsec’d. Notes	5.125	02/15/34	150	147,256
Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec’d. Notes	6.000	12/07/33	875	901,908
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.950	05/15/60	115	77,114
Gtd. Notes, 144A	3.951	10/15/50	180	131,037
Gtd. Notes, 144A	4.569	02/01/29	350	342,981

Lincoln National Corp., Sr. Unsec’d. Notes	6.300	10/09/37	110	114,471

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)

Markel Group, Inc., Sr. Unsec’d. Notes	5.000%	03/30/43	25	$21,926
New York Life Insurance Co., Sub. Notes, 144A	6.750	11/15/39	110	122,038
Principal Financial Group, Inc., Gtd. Notes	4.625	09/15/42	15	13,192
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.270	05/15/47	240	191,917
Sub. Notes, 144A	6.850	12/16/39	22	24,392
				2,088,232
Iron/Steel 0.0%
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.875	11/01/29	95	93,948
Gtd. Notes, 144A	7.375	05/01/33	55	54,095
				148,043
Leisure Time 0.1%
Carnival Corp., Sr. Sec’d. Notes, 144A	4.000	08/01/28	250	236,172
Carnival Holdings Bermuda Ltd., Gtd. Notes, 144A	10.375	05/01/28	75	79,904
NCL Corp. Ltd., Gtd. Notes, 144A	5.875	03/15/26	275	273,831
NCL Finance Ltd., Gtd. Notes, 144A	6.125	03/15/28	125	124,874
Viking Cruises Ltd., Gtd. Notes, 144A	5.875	09/15/27	250	247,813
				962,594
Lodging 0.2%
Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A	3.625	02/15/32	300	260,424
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	561	548,415
Sr. Unsec’d. Notes, Series X	4.000	04/15/28	830	807,666

MGM Resorts International, Gtd. Notes	6.500	04/15/32	220	219,165
				1,835,670

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Machinery-Diversified 0.0%
Chart Industries, Inc., Sr. Sec’d. Notes, 144A	7.500%	01/01/30		50	$51,999
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28		125	132,199
Westinghouse Air Brake Technologies Corp., Gtd. Notes	4.700	09/15/28		89	88,192
					272,390
Media 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	02/01/31		100	87,106
Sr. Unsec’d. Notes, 144A	5.375	06/01/29		375	358,241
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	3.900	06/01/52		290	186,599
Sr. Sec’d. Notes	5.375	05/01/47		120	98,052
Sr. Sec’d. Notes	6.384	10/23/35		110	109,800
Sr. Sec’d. Notes	6.484	10/23/45		172	162,506
Comcast Corp.,
Gtd. Notes	3.969	11/01/47		19	14,442
Gtd. Notes	5.500	05/15/64		700	653,677

Cox Communications, Inc., Gtd. Notes, 144A	5.450	09/01/34		1,380	1,333,036
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A	6.625	08/15/27(d)		100	114
Sec’d. Notes, 144A	5.375	08/15/26(d)		550	1,224
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29		100	63,494
Gtd. Notes	7.375	07/01/28		100	71,369
Gtd. Notes	7.750	07/01/26		400	336,180

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27		400	423,060
Time Warner Cable LLC, Sr. Sec’d. Notes	5.500	09/01/41		140	118,986
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	8.000	08/15/28		220	224,022
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes	4.250	01/15/30	GBP	300	329,229
					4,571,137

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining 0.1%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750%	05/01/43	280	$275,558
Freeport Indonesia PT (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	5.315	04/14/32	200	195,000
Newmont Corp./Newcrest Finance Pty Ltd., Gtd. Notes	5.350	03/15/34	445	443,025
Novelis Corp., Gtd. Notes, 144A	3.250	11/15/26	200	190,708
Southern Copper Corp. (Mexico), Sr. Unsec’d. Notes	7.500	07/27/35	95	107,705
				1,211,996
Miscellaneous Manufacturing 0.1%
Pentair Finance Sarl, Gtd. Notes	4.500	07/01/29	450	436,775
Teledyne Technologies, Inc., Gtd. Notes	2.750	04/01/31	935	813,049
				1,249,824
Multi-National 0.0%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	5.000	01/24/29	50	50,194
Oil & Gas 0.8%
Aker BP ASA (Norway), Gtd. Notes, 144A	3.100	07/15/31	450	389,366
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27	79	95,430
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	125	127,586

BP Capital Markets PLC, Gtd. Notes(a)	4.375(ff)	06/22/25(oo)	156	154,440
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.500	02/15/37	950	985,519
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.400	06/15/47	190	168,801
Civitas Resources, Inc.,
Gtd. Notes, 144A	8.375	07/01/28	75	77,936
Gtd. Notes, 144A	8.625	11/01/30	25	26,193

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

ConocoPhillips Co., Gtd. Notes	3.758%	03/15/42		150	$118,026
Crescent Energy Finance LLC, Gtd. Notes, 144A	7.625	04/01/32		105	104,479
Devon Energy Corp., Sr. Unsec’d. Notes	5.600	07/15/41		35	32,373
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	4.625	11/02/31		104	85,962
Sr. Unsec’d. Notes	6.875	04/29/30		68	66,266
Sr. Unsec’d. Notes	7.750	02/01/32		475	461,463
Sr. Unsec’d. Notes	8.625	01/19/29		525	556,054

Energean Israel Finance Ltd. (Israel), Sr. Sec’d. Notes, 144A	5.375	03/30/28		57	52,440
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900	04/01/35		120	106,802
Expand Energy Corp.,
Gtd. Notes	4.750	02/01/32		200	185,782
Gtd. Notes, 144A	5.875	02/01/29		125	124,277
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29		50	47,702
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		100	94,114
Sr. Unsec’d. Notes, 144A	6.000	02/01/31		50	46,429
Sr. Unsec’d. Notes, 144A	6.250	04/15/32		150	138,097

New Generation Gas Gathering LLC, Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.335(c)	09/30/29		54	53,243
Permian Resources Operating LLC, Gtd. Notes, 144A	8.000	04/15/27		175	178,626
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.625	01/16/34	GBP	330	394,912
Petroleos Mexicanos (Mexico),
Gtd. Notes	4.750	02/26/29	EUR	180	171,887
Gtd. Notes	5.350	02/12/28		49	44,866
Gtd. Notes	6.490	01/23/27		30	29,053
Gtd. Notes	6.500	03/13/27		1,283	1,236,299
Gtd. Notes	6.700	02/16/32		10	8,731
Gtd. Notes, EMTN	2.750	04/21/27	EUR	200	190,182
Gtd. Notes, EMTN	4.875	02/21/28	EUR	240	235,055

Phillips 66 Co., Gtd. Notes	3.550	10/01/26		360	353,462

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Transocean, Inc., Gtd. Notes, 144A	8.250%	05/15/29	70	$68,536
Var Energi ASA (Norway), Sr. Unsec’d. Notes, 144A	5.000	05/18/27	870	867,005
				8,077,394
Oil & Gas Services 0.0%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	3.900	05/17/28	336	326,119
Packaging & Containers 0.1%
AptarGroup, Inc., Sr. Unsec’d. Notes	3.600	03/15/32	780	700,597
Ball Corp.,
Gtd. Notes	2.875	08/15/30	175	149,880
Gtd. Notes	6.000	06/15/29	250	252,107

Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A	4.375	10/15/28	125	124,923
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, Sr. Sec’d. Notes, 144A	4.000	10/15/27	200	198,549
Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes, 144A	6.125	02/01/28	25	25,094
				1,451,150
Pharmaceuticals 0.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.800	03/15/25	315	314,312
Sr. Unsec’d. Notes	4.550	03/15/35	430	404,239
Sr. Unsec’d. Notes	4.700	05/14/45	740	654,356

AdaptHealth LLC, Gtd. Notes, 144A	6.125	08/01/28	125	122,508
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	150	101,812
Gtd. Notes, 144A	5.000	02/15/29	75	44,625
Gtd. Notes, 144A	5.250	01/30/30	50	27,063
Gtd. Notes, 144A	5.250	02/15/31	350	182,875
Gtd. Notes, 144A	6.250	02/15/29	200	123,000
Gtd. Notes, 144A	7.000	01/15/28	250	175,937

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Bausch Health Cos., Inc., (cont’d.)
Gtd. Notes, 144A	9.000%	12/15/25	25	$24,280
Sr. Sec’d. Notes, 144A	4.875	06/01/28	50	40,000
CVS Health Corp.,
Sr. Unsec’d. Notes	3.250	08/15/29	800	728,235
Sr. Unsec’d. Notes	4.300	03/25/28	359	348,009
Sr. Unsec’d. Notes	5.125	07/20/45	357	300,256
Sr. Unsec’d. Notes	5.875	06/01/53	35	32,107

Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Unsec’d. Notes, 144A	5.125	04/30/31	200	179,838
Takeda Pharmaceutical Co. Ltd. (Japan), Sr. Unsec’d. Notes	3.025	07/09/40	250	180,852
Utah Acquisition Sub, Inc., Gtd. Notes	5.250	06/15/46	800	671,536
Viatris, Inc., Gtd. Notes	4.000	06/22/50	40	27,276
				4,683,116
Pipelines 0.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.750	03/01/27	350	348,015
Gtd. Notes, 144A	6.625	02/01/32	70	70,540

Columbia Pipelines Operating Co. LLC, Sr. Unsec’d. Notes, 144A	6.036	11/15/33	325	333,644
Eastern Gas Transmission & Storage, Inc., Sr. Unsec’d. Notes	4.600	12/15/44	10	8,423
Energy Transfer LP,
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	610	608,314
Sr. Unsec’d. Notes	4.950	06/15/28	210	209,651
Sr. Unsec’d. Notes	5.000	05/15/50	170	144,515
Sr. Unsec’d. Notes	5.300	04/15/47	500	441,815
Sr. Unsec’d. Notes	6.400	12/01/30	150	158,381
Sr. Unsec’d. Notes	6.550	12/01/33	80	85,019

Enterprise Products Operating LLC, Gtd. Notes	4.850	03/15/44	185	165,616
EQM Midstream Partners LP, Sr. Unsec’d. Notes, 144A	6.500	07/01/27	150	152,015
Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A	2.550	07/01/30	350	305,253

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)

Kinder Morgan, Inc., Gtd. Notes	3.250%	08/01/50	220	$139,369
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	630	551,221
Sr. Unsec’d. Notes	4.500	04/15/38	175	152,567
Sr. Unsec’d. Notes	4.875	06/01/25	375	374,720
Sr. Unsec’d. Notes	5.200	03/01/47	20	17,754
Sr. Unsec’d. Notes	5.500	02/15/49	176	161,708

ONEOK Partners LP, Gtd. Notes	6.200	09/15/43	205	204,265
ONEOK, Inc., Gtd. Notes	4.500	03/15/50	865	681,324
Spectra Energy Partners LP, Gtd. Notes	3.375	10/15/26	165	161,093
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	275	264,687
Gtd. Notes, 144A	6.000	12/31/30	125	118,476
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	30	27,566
Sr. Sec’d. Notes, 144A	4.125	08/15/31	30	26,918

Venture Global LNG, Inc., Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)	220	230,068
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.050	02/01/30	1,180	1,106,930
Sr. Unsec’d. Notes	5.300	03/01/48	20	16,976
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.900	01/15/45	220	191,832
Sr. Unsec’d. Notes	5.150	03/15/34	340	330,414
Sr. Unsec’d. Notes	5.400	03/02/26	430	432,993
Sr. Unsec’d. Notes	5.400	03/04/44	175	163,964
				8,386,046
Real Estate 0.1%
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	350	322,976
Gtd. Notes, 144A	5.375	08/01/28	275	267,159
				590,135

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) 0.9%
American Tower Corp., Sr. Unsec’d. Notes	5.200%	02/15/29	855	$859,820
Brandywine Operating Partnership LP, Gtd. Notes	4.550	10/01/29	450	406,779
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	4.050	07/01/30	345	326,039
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	50	36,818
Gtd. Notes	9.750	06/15/25	19	19,003
Sr. Unsec’d. Notes	4.750	02/15/28	400	343,278

GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375	04/15/26	175	175,168
Healthpeak OP LLC,
Gtd. Notes	2.875	01/15/31	315	277,310
Gtd. Notes	5.250	12/15/32	950	942,777

Realty Income Corp., Sr. Unsec’d. Notes	3.400	01/15/28	800	767,335
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes, 144A	6.500	04/01/32	205	205,959
SBA Communications Corp., Sr. Unsec’d. Notes	3.125	02/01/29	350	316,019
Sun Communities Operating LP, Gtd. Notes	2.700	07/15/31	1,395	1,173,387
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	10.500	02/15/28	550	586,278
Ventas Realty LP, Gtd. Notes	2.650	01/15/25	1,750	1,748,204
Welltower OP LLC, Gtd. Notes	4.250	04/01/26	160	159,258
WP Carey, Inc., Sr. Unsec’d. Notes	2.250	04/01/33	545	429,707
				8,773,139
Retail 0.3%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sr. Sec’d. Notes, 144A	6.125	06/15/29	100	100,000
AutoZone, Inc., Sr. Unsec’d. Notes	1.650	01/15/31	185	152,070

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Retail (cont’d.)
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%	9.000%	12/01/28		107	$114,683
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%	13.000	06/01/30		225	247,798
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	500	580,490
Sr. Sec’d. Notes, 144A	12.000	11/30/28		400	446,624

Ferguson Enterprises, Inc., Gtd. Notes	5.000	10/03/34		345	329,868
Lithia Motors, Inc., Sr. Unsec’d. Notes, 144A	3.875	06/01/29		225	205,659
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	6.750	03/01/32		100	100,197
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27		325	322,761
					2,600,150
Semiconductors 0.2%
Broadcom, Inc., Sr. Unsec’d. Notes, 144A	3.419	04/15/33		1,750	1,532,345
Software 0.1%
Fiserv, Inc., Sr. Unsec’d. Notes	5.450	03/02/28		620	629,698
Telecommunications 0.8%
AT&T, Inc.,
Sr. Unsec’d. Notes	2.550	12/01/33		129	103,902
Sr. Unsec’d. Notes	3.550	09/15/55		115	77,573
Sr. Unsec’d. Notes	4.500	05/15/35		125	115,655
Sr. Unsec’d. Notes	5.400	02/15/34		935	939,246
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A^	0.000	12/31/30		46	3,460
Sr. Sec’d. Notes, Series 3A14, 144A^	0.000	12/31/30		—(r)	241
Sr. Sec’d. Notes, Series 3B14, 144A^	0.000	12/31/30		30	202

Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US (Jamaica), Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.942%	10.942	05/25/27		388	380,903

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Digicel MidCo Ltd./DIFL US II LLC (Jamaica), Sr. Unsec’d. Notes, PIK 10.500%	10.500%	11/25/28		30	$26,872
Iliad Holding SASU (France), Sr. Sec’d. Notes, 144A	7.000	10/15/28		200	202,346
Intelsat Jackson Holdings SA (Luxembourg), Sr. Sec’d. Notes, 144A	6.500	03/15/30		625	575,756
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	10.000	10/15/32		350	349,731
Sr. Sec’d. Notes, 144A	10.750	12/15/30		200	224,184
Sr. Sec’d. Notes, 144A	11.000	11/15/29		500	562,816

Rogers Communications, Inc. (Canada), Gtd. Notes(a)	5.300	02/15/34		1,065	1,037,556
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32		300	358,674
TalkTalk Telecom Group Ltd. (United Kingdom),
Gtd. Notes, 144A	8.250	09/01/27	GBP	191	200,195
Gtd. Notes, 144A	11.750	03/01/28	GBP	113	40,100
T-Mobile USA, Inc.,
Gtd. Notes	2.550	02/15/31		1,910	1,642,266
Gtd. Notes	2.625	02/15/29		275	250,176
Gtd. Notes	3.750	04/15/27		75	73,272

Verizon Communications, Inc., Sr. Unsec’d. Notes	1.680	10/30/30		5	4,159
Vmed O2 UK Financing I PLC (United Kingdom), Sr. Sec’d. Notes	4.000	01/31/29	GBP	300	334,141
Windstream Services LLC/Windstream Escrow Finance Corp., Sr. Sec’d. Notes, 144A	8.250	10/01/31		60	61,961
Zegona Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.750	07/15/29	EUR	825	908,423
					8,473,810
Transportation 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	6.700	08/01/28		135	141,876
CSX Corp., Sr. Unsec’d. Notes	6.150	05/01/37		170	180,721
GN Bondco LLC, Sr. Sec’d. Notes, 144A	9.500	10/15/31		800	840,622
Indian Railway Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN	3.570	01/21/32		200	178,100

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Transportation (cont’d.)
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.590%	05/17/25	20	$20,035
XPO, Inc.,
Gtd. Notes, 144A	7.125	06/01/31	25	25,523
Gtd. Notes, 144A	7.125	02/01/32	80	81,912
				1,468,789
Trucking & Leasing 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	5.550	05/01/28	785	796,584

Total Corporate Bonds (cost $156,996,059)				147,425,742
Floating Rate and Other Loans 0.1%
Media 0.0%
Diamond Sports Group LLC,
Dip Term Loan	10.000	01/14/25	77	82,917
First Lien Term Loan, 1 Month SOFR + 10.100%	14.653(c)	05/25/26	8	6,574
Second Lien Term Loan	8.175	08/24/26	620	1,570
				91,061
Pharmaceuticals 0.0%
Bausch Health Cos., Inc., Second Amendment Term Loan, 1 Month SOFR + 5.250%	9.707(c)	02/01/27	25	23,970
Telecommunications 0.1%
Digicel International Finance Ltd. (Jamaica), Initial Term Loan, 3 Month SOFR + 6.750%	11.335(c)	05/25/27	352	339,463

Total Floating Rate and Other Loans (cost $632,983)				454,494
Municipal Bonds 0.2%
Alabama 0.0%
Alabama Economic Settlement Authority, Taxable, Revenue Bonds, Series B	4.263	09/15/32	35	33,572

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California 0.1%
Bay Area Toll Authority, Revenue Bonds, BABs, Series F2	6.263%	04/01/49	220	$232,379
State of California,
General Obligation Unlimited, BABs	7.300	10/01/39	210	240,393
General Obligation Unlimited, Taxable, BABs	7.500	04/01/34	15	17,137
				489,909
Illinois 0.0%
Chicago O’Hare International Airport, Revenue Bonds, BABs, Series B	6.395	01/01/40	160	168,609
State of Illinois, General Obligation Unlimited, Taxable	5.100	06/01/33	94	92,728
				261,337
Michigan 0.1%
Michigan State University, Taxable, Revenue Bonds, Series A	4.165	08/15/22	435	318,767
University of Michigan,
Taxable, Revenue Bonds, Series A	4.454	04/01/2122	440	345,190
Taxable, Revenue Bonds, Series B	2.437	04/01/40	550	391,831
				1,055,788
New Jersey 0.0%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	165	190,351
Ohio 0.0%
Ohio State University (The), Taxable, Revenue Bonds, BABs, Series C	4.910	06/01/40	65	60,973
Pennsylvania 0.0%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs, Series B	5.511	12/01/45	80	77,443

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179%	09/01/2117	80	$60,045

Total Municipal Bonds (cost $2,570,790)				2,229,418
Residential Mortgage-Backed Securities 1.3%
ATLX Trust, Series 2024-RPL02, Class A1, 144A	3.850	04/25/63	985	941,816
Banc of America Mortgage Trust, Series 2005-A, Class 2A1	4.904(cc)	02/25/35	4	3,872
Bellemeade Re Ltd.,
Series 2022-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)	6.719(c)	01/26/32	122	122,127
Series 2022-01, Class M1C, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	8.269(c)	01/26/32	360	369,671

Chase Mortgage Finance Trust, Series 2007-A01, Class 1A5	6.620(cc)	02/25/37	9	8,513
Citigroup Mortgage Loan Trust, Series 2022-A, Class A1, 144A	6.170	09/25/62	244	243,626
Connecticut Avenue Securities Trust,
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	10.819(c)	03/25/42	105	115,698
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	9.819(c)	03/25/42	90	96,730
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A	3.850(cc)	09/25/57	163	155,083
Series 2020-RPL06, Class A1, 144A	3.458(cc)	03/25/59	298	297,894
Series 2022-RPL04, Class A1, 144A	3.904(cc)	04/25/62	318	299,267

Eagle Re Ltd., Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	8.019(c)	04/25/34	226	229,250
Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)	6.569(c)	11/25/41	90	90,643
Fannie Mae REMIC, Series 2014-11, Class VB	4.500	04/25/42	500	488,527
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	8.569(c)	11/25/50	250	282,185
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	6.219(c)	01/25/34	47	47,572

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	7.969%(c)	10/25/41		200	$206,464
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	6.669(c)	09/25/41		300	302,053
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	6.919(c)	12/25/41		200	202,303
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)	6.419(c)	01/25/42		410	415,828
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)	6.969(c)	02/25/42		300	307,077
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	7.469(c)	04/25/42		100	103,562

Home Re Ltd., Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	7.369(c)	01/25/34		127	127,803
JPMorgan Mortgage Trust, Series 2007-A01, Class 4A1	7.198(cc)	07/25/35		2	1,509
Kinbane DAC (Ireland), Series 2024-RPL2A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)	4.189(c)	01/24/63	EUR	296	306,126
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A	7.858	09/25/59		137	136,619
Series 2021-GS01, Class A1, 144A	4.892	10/25/66		112	112,241
Series 2021-SL01, Class A, 144A	4.991(cc)	09/25/60		13	13,315

LHOME Mortgage Trust, Series 2024-RTL04, Class A1, 144A	5.921	07/25/39		250	250,567
Lincoln Senior Participation Trust^, Series 2024-01, Class A1X, 144A, 1 Month SOFR + 3.000%	2.750	08/04/25		800	800,473
Lugo Funding DAC (Spain), Series 2024-01A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)	3.992(c)	05/26/66	EUR	400	412,322
Mill City Mortgage Loan Trust, Series 2018-01, Class A1, 144A	3.250(cc)	05/25/62		17	17,201
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	5.203(c)	01/25/48		44	42,730
Oaktown Re VII Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	7.469(c)	04/25/34		200	202,856
OBX Trust, Series 2018-01, Class A2, 144A, 1 Month SOFR + 0.764% (Cap N/A, Floor 0.000%)	5.103(c)	06/25/57		40	39,467

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.069%(c)	05/25/33		1,020	$1,032,460
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.910(c)	03/29/27		653	659,202

PRET Trust, Series 2024-RPL02, Class A1, 144A	4.075(cc)	06/25/64		482	450,561
PRPM LLC,
Series 2024-06, Class A1, 144A	5.699	11/25/29		585	584,866
Series 2024-RCF06, Class A1, 144A	4.000	10/25/54		758	729,817
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	8.269(c)	11/25/31		229	234,303
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.260(c)	07/25/33		130	131,372
RCKT Mortgage Trust,
Series 2024-CES05, Class A1A, 144A	5.846	08/25/44		234	236,005
Series 2024-CES07, Class A1A, 144A	5.158	10/25/44		481	476,941
Series 2024-CES09, Class A1A, 144A	5.582	12/25/44		400	396,936

Shamrock Residential (Ireland), Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)	3.801(c)	06/24/71	EUR	96	98,992
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-01, Class 4A3	7.203(cc)	02/25/34		7	7,154
Towd Point Mortgage Trust,
Series 2017-05, Class A1, 144A, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.000%)	5.053(c)	02/25/57		22	22,808
Series 2024-CES06, Class A1, 144A	5.725	11/25/64		394	394,507

Total Residential Mortgage-Backed Securities (cost $13,242,680)					13,248,914
Sovereign Bonds 0.7%
Bermuda Government International Bond (Bermuda), Sr. Unsec’d. Notes, 144A	2.375	08/20/30		200	169,678
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	5.500	02/22/29		440	424,820
Export-Import Bank of India (India), Sr. Unsec’d. Notes, 144A	3.875	02/01/28		200	193,160
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	100	84,745
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	315	316,262
Sr. Unsec’d. Notes	3.500	01/11/28		370	352,429

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	4.875%	01/30/32	EUR	200	$182,504
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	200	195,711
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	200	193,963

Panama Government International Bond (Panama), Sr. Unsec’d. Notes	6.700	01/26/36		200	185,700
Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125	06/22/26		100	96,512
Republic of Italy Government International Bond (Italy), Sr. Unsec’d. Notes, Series 10Y	2.875	10/17/29		2,000	1,814,265
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A, MTN	5.000	09/27/26	EUR	400	423,870
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	684	639,001
Sr. Unsec’d. Notes	1.650	03/03/33	EUR	100	83,095
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	497	505,969
Sr. Unsec’d. Notes, 144A	3.125	05/15/27	EUR	100	101,805
Sr. Unsec’d. Notes, 144A	6.000	06/12/34		397	390,549
Sr. Unsec’d. Notes, 144A	6.250	05/26/28		200	203,250

Total Sovereign Bonds (cost $6,855,182)					6,557,288
U.S. Government Agency Obligations 7.7%
Federal Home Loan Bank	5.500	07/15/36		135	142,763
Federal Home Loan Mortgage Corp.	1.500	10/01/36		1,430	1,233,927
Federal Home Loan Mortgage Corp.	2.000	12/01/50		455	357,542
Federal Home Loan Mortgage Corp.	2.500	09/01/46		336	280,004
Federal Home Loan Mortgage Corp.	2.500	08/01/50		483	398,005
Federal Home Loan Mortgage Corp.	2.500	03/01/51		1,753	1,436,648
Federal Home Loan Mortgage Corp.	2.500	05/01/51		474	389,265
Federal Home Loan Mortgage Corp.	2.500	05/01/51		1,517	1,241,334
Federal Home Loan Mortgage Corp.	2.500	07/01/51		749	616,902
Federal Home Loan Mortgage Corp.	2.500	07/01/51		967	789,891
Federal Home Loan Mortgage Corp.	2.500	08/01/51		565	467,433
Federal Home Loan Mortgage Corp.	2.500	01/01/52		476	393,260
Federal Home Loan Mortgage Corp.	2.500	04/01/52		488	402,804
Federal Home Loan Mortgage Corp.	3.000	11/01/51		517	442,370
Federal Home Loan Mortgage Corp.	3.000	01/01/52		1,111	959,375
Federal Home Loan Mortgage Corp.	3.000	01/01/52		1,774	1,514,250
Federal Home Loan Mortgage Corp.	3.000	02/01/52		1,641	1,398,231
Federal Home Loan Mortgage Corp.	3.500	03/01/52		804	715,681
Federal Home Loan Mortgage Corp.	3.500	05/01/52		1,746	1,546,963

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	4.500%	10/01/39	52	$50,021
Federal Home Loan Mortgage Corp.	4.500	06/01/52	205	192,975
Federal Home Loan Mortgage Corp.	4.500	07/01/52	322	302,983
Federal Home Loan Mortgage Corp.	4.500	09/01/52	496	467,693
Federal Home Loan Mortgage Corp.	4.500	10/01/52	271	255,695
Federal Home Loan Mortgage Corp.	5.000	04/01/34	5	4,543
Federal Home Loan Mortgage Corp.	5.000	05/01/34	10	9,619
Federal Home Loan Mortgage Corp.	5.000	10/01/35	13	13,059
Federal Home Loan Mortgage Corp.	5.000	11/01/41	112	111,277
Federal Home Loan Mortgage Corp.	5.500	12/01/33	9	9,136
Federal Home Loan Mortgage Corp.	5.500	05/01/34	1	1,460
Federal Home Loan Mortgage Corp.	5.500	07/01/34	23	23,489
Federal Home Loan Mortgage Corp.	5.500	05/01/37	4	3,773
Federal Home Loan Mortgage Corp.	5.500	10/01/37	7	6,971
Federal Home Loan Mortgage Corp.	5.500	12/01/52	345	341,076
Federal Home Loan Mortgage Corp.	6.000	01/01/34	11	11,282
Federal Home Loan Mortgage Corp.	6.000	12/01/52	527	530,396
Federal Home Loan Mortgage Corp.	7.000	10/01/31	—(r)	128
Federal Home Loan Mortgage Corp.	7.000	05/01/32	3	3,119
Federal National Mortgage Assoc.	1.500	02/01/51	953	705,825
Federal National Mortgage Assoc.	1.500	03/01/51	1,495	1,106,945
Federal National Mortgage Assoc.	1.500	06/01/51	907	671,435
Federal National Mortgage Assoc.	2.000	06/01/50	1,595	1,254,152
Federal National Mortgage Assoc.	2.000	11/01/50	2,674	2,101,024
Federal National Mortgage Assoc.	2.000	12/01/50	1,181	926,286
Federal National Mortgage Assoc.	2.000	04/01/51	3,772	2,958,516
Federal National Mortgage Assoc.	2.000	11/01/51	354	277,089
Federal National Mortgage Assoc.	2.500	06/01/50	450	371,382
Federal National Mortgage Assoc.	2.500	10/01/50	1,804	1,478,355
Federal National Mortgage Assoc.	2.500	01/01/51	1,463	1,206,282
Federal National Mortgage Assoc.	2.500	02/01/51	486	400,599
Federal National Mortgage Assoc.	2.500	03/01/51	402	329,553
Federal National Mortgage Assoc.	2.500	07/01/51	2,119	1,741,073
Federal National Mortgage Assoc.	2.500	01/01/52	943	770,754
Federal National Mortgage Assoc.	2.500	02/01/52	444	368,213
Federal National Mortgage Assoc.	2.500	03/01/52	597	493,604
Federal National Mortgage Assoc.	3.000	02/01/47	876	772,785
Federal National Mortgage Assoc.	3.000	12/01/51	1,270	1,087,412
Federal National Mortgage Assoc.	3.000	02/01/52	398	339,571
Federal National Mortgage Assoc.	3.000	03/01/52	2,460	2,093,547
Federal National Mortgage Assoc.	3.500	11/01/42	1,087	990,414
Federal National Mortgage Assoc.	3.500	07/01/47	102	92,725
Federal National Mortgage Assoc.	3.500	01/01/52	365	324,960
Federal National Mortgage Assoc.	3.500	02/01/52	1,117	996,261

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	3.500%	04/01/52	1,459	$1,293,038
Federal National Mortgage Assoc.	3.500	06/01/52	329	292,915
Federal National Mortgage Assoc.	4.000	TBA	1,500	1,371,568
Federal National Mortgage Assoc.	4.000	04/01/52	1,593	1,457,747
Federal National Mortgage Assoc.	4.000	05/01/52	2,274	2,083,614
Federal National Mortgage Assoc.	4.000	06/01/52	707	647,920
Federal National Mortgage Assoc.	4.500	TBA	1,000	940,472
Federal National Mortgage Assoc.	4.500	09/01/39	40	38,623
Federal National Mortgage Assoc.	4.500	08/01/40	37	35,482
Federal National Mortgage Assoc.	4.500	02/01/44	50	48,380
Federal National Mortgage Assoc.	4.500	08/01/44	114	109,241
Federal National Mortgage Assoc.	4.500	01/01/45	94	90,059
Federal National Mortgage Assoc.	4.500	05/01/52	419	394,483
Federal National Mortgage Assoc.	4.500	06/01/52	1,398	1,317,383
Federal National Mortgage Assoc.	4.500	07/01/52	199	187,388
Federal National Mortgage Assoc.	4.500	08/01/52	208	196,035
Federal National Mortgage Assoc.	5.000	TBA	1,000	965,075
Federal National Mortgage Assoc.	5.000	07/01/35	9	8,595
Federal National Mortgage Assoc.	5.000	02/01/36	20	19,640
Federal National Mortgage Assoc.	5.000	06/01/52	385	372,493
Federal National Mortgage Assoc.	5.000	07/01/52	2,082	2,013,680
Federal National Mortgage Assoc.	5.500	TBA	500	493,374
Federal National Mortgage Assoc.	5.500	06/01/33	4	3,753
Federal National Mortgage Assoc.	5.500	08/01/33	8	8,536
Federal National Mortgage Assoc.	5.500	09/01/33	6	6,302
Federal National Mortgage Assoc.	5.500	09/01/33	19	18,886
Federal National Mortgage Assoc.	5.500	01/01/34	8	8,387
Federal National Mortgage Assoc.	5.500	01/01/34	9	9,004
Federal National Mortgage Assoc.	5.500	07/01/34	15	15,385
Federal National Mortgage Assoc.	5.500	08/01/52	264	261,042
Federal National Mortgage Assoc.(k)	5.500	11/01/52	3,458	3,431,124
Federal National Mortgage Assoc.	6.000	01/01/34	3	2,862
Federal National Mortgage Assoc.	6.000	01/01/34	58	59,890
Federal National Mortgage Assoc.	6.000	02/01/34	4	4,332
Federal National Mortgage Assoc.	6.000	10/01/34	—(r)	474
Federal National Mortgage Assoc.	6.000	10/01/34	4	3,767
Federal National Mortgage Assoc.	6.000	11/01/34	7	7,017
Federal National Mortgage Assoc.	6.000	11/01/34	13	13,553
Federal National Mortgage Assoc.	6.000	11/01/34	19	19,120
Federal National Mortgage Assoc.	6.000	01/01/35	31	31,515
Federal National Mortgage Assoc.	6.000	02/01/35	18	18,712
Federal National Mortgage Assoc.	6.000	08/01/36	9	8,936
Federal National Mortgage Assoc.	6.000	08/01/38	2	1,754
Federal National Mortgage Assoc.	6.000	11/01/52	591	594,570

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	6.000%	11/01/52	871	$877,043
Federal National Mortgage Assoc.	6.000	12/01/52	191	192,095
Federal National Mortgage Assoc.	6.000	04/01/53	398	400,745
Federal National Mortgage Assoc.	6.500	07/01/29	1	855
Federal National Mortgage Assoc.	6.500	07/01/32	7	6,978
Federal National Mortgage Assoc.	6.500	04/01/33	4	3,936
Federal National Mortgage Assoc.	6.500	01/01/34	3	3,578
Federal National Mortgage Assoc.	6.500	10/01/36	10	10,064
Federal National Mortgage Assoc.	6.500	09/01/37	30	31,359
Federal National Mortgage Assoc.	6.500	10/01/37	27	27,952
Federal National Mortgage Assoc.	6.500	01/01/53	95	96,990
Federal National Mortgage Assoc.(k)	6.625	11/15/30	200	221,815
Federal National Mortgage Assoc.	7.000	06/01/32	3	3,511
Federal National Mortgage Assoc.(k)	7.125	01/15/30	452	506,456
Federal National Mortgage Assoc.	7.500	09/01/30	—(r)	311
Federal National Mortgage Assoc.	8.500	02/01/28	—(r)	208
Government National Mortgage Assoc.	2.000	12/20/50	1,062	851,378
Government National Mortgage Assoc.	2.000	02/20/51	497	398,147
Government National Mortgage Assoc.	2.500	09/20/50	872	730,799
Government National Mortgage Assoc.	2.500	03/20/51	490	409,603
Government National Mortgage Assoc.	2.500	08/20/51	578	482,935
Government National Mortgage Assoc.	2.500	09/20/51	486	405,810
Government National Mortgage Assoc.	3.000	09/20/43	82	72,456
Government National Mortgage Assoc.	3.000	01/20/44	25	22,388
Government National Mortgage Assoc.	3.000	03/15/45	52	45,859
Government National Mortgage Assoc.	3.000	05/20/45	78	68,682
Government National Mortgage Assoc.	3.000	08/20/45	146	128,648
Government National Mortgage Assoc.	3.000	06/20/46	155	136,123
Government National Mortgage Assoc.	3.000	03/20/47	87	76,920
Government National Mortgage Assoc.	3.000	12/20/48	432	380,016
Government National Mortgage Assoc.	3.000	06/20/51	511	443,978
Government National Mortgage Assoc.	3.000	08/20/51	1,615	1,401,558
Government National Mortgage Assoc.	3.500	12/20/51	1,968	1,763,697
Government National Mortgage Assoc.	3.500	01/20/52	916	819,948
Government National Mortgage Assoc.	3.500	04/20/52	557	498,476
Government National Mortgage Assoc.	4.000	04/20/52	297	274,310
Government National Mortgage Assoc.	4.500	08/20/52	1,704	1,614,008
Government National Mortgage Assoc.	5.000	10/20/37	7	7,337
Government National Mortgage Assoc.	5.000	04/20/45	40	39,778
Government National Mortgage Assoc.	5.000	09/20/52	436	424,340
Government National Mortgage Assoc.	5.500	07/15/33	7	7,180
Government National Mortgage Assoc.	5.500	12/15/33	3	2,774
Government National Mortgage Assoc.	5.500	09/15/34	70	72,038
Government National Mortgage Assoc.	5.500	01/15/36	26	26,119

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	5.500%	11/20/52	470	$467,814
Government National Mortgage Assoc.	6.000	02/20/53	431	435,212
Government National Mortgage Assoc.	6.000	06/20/53	376	380,143
Government National Mortgage Assoc.	6.000	10/20/54	363	365,813
Government National Mortgage Assoc.	6.500	TBA	1,500	1,525,686
Government National Mortgage Assoc.	6.500	07/15/32	1	884
Government National Mortgage Assoc.	6.500	08/15/32	—(r)	163
Government National Mortgage Assoc.	6.500	08/15/32	—(r)	500
Government National Mortgage Assoc.	6.500	08/15/32	1	882
Government National Mortgage Assoc.	6.500	08/15/32	4	4,585
Government National Mortgage Assoc.	7.000	05/15/31	2	1,936
Government National Mortgage Assoc.	7.500	04/15/29	—(r)	340
Government National Mortgage Assoc.	8.000	06/15/25	—(r)	61
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125	05/01/30	90	100,935

Total U.S. Government Agency Obligations (cost $80,012,946)				77,104,386
U.S. Treasury Obligations 3.5%
U.S. Treasury Bonds	1.625	11/15/50	4,280	2,234,963
U.S. Treasury Bonds	1.875	02/15/51	370	206,044
U.S. Treasury Bonds	2.000	11/15/41	5,890	3,957,344
U.S. Treasury Bonds	2.250	05/15/41	2,250	1,597,148
U.S. Treasury Bonds	2.250	08/15/49	300	185,953
U.S. Treasury Bonds	2.375	11/15/49	2,635	1,676,519
U.S. Treasury Bonds	3.000	11/15/44	2,260	1,715,834
U.S. Treasury Bonds(h)	3.000	02/15/49	10,405	7,577,766
U.S. Treasury Bonds	4.750	11/15/43	390	385,308
U.S. Treasury Notes	2.750	08/15/32	6,805	6,038,374
U.S. Treasury Notes	3.875	08/15/33	1,640	1,561,588
U.S. Treasury Notes	4.500	12/31/31	2,142	2,143,842
U.S. Treasury Strips Coupon	2.052(s)	11/15/43	5,730	2,210,303
U.S. Treasury Strips Coupon(k)	2.374(s)	05/15/43	550	217,314
U.S. Treasury Strips Coupon	2.450(s)	02/15/45	90	32,653
U.S. Treasury Strips Coupon	3.741(s)	11/15/41	700	297,445
U.S. Treasury Strips Coupon	4.002(s)	05/15/41	30	13,073
U.S. Treasury Strips Coupon	4.608(s)	11/15/48	60	18,169
U.S. Treasury Strips Coupon	4.628(s)	11/15/40	4,665	2,089,228
U.S. Treasury Strips Coupon	4.684(s)	11/15/42	735	296,641
U.S. Treasury Strips Coupon	4.924(s)	02/15/49	170	50,675

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Strips Coupon	5.286%(s)	02/15/40	295	$137,878

Total U.S. Treasury Obligations (cost $39,274,460)				34,644,062

Total Long-Term Investments (cost $814,427,376)				987,984,428

	Shares
Short-Term Investments 2.1%
Affiliated Mutual Funds 2.1%
PGIM Core Government Money Market Fund (7-day effective yield 4.604%)(wa)		15,542,576	15,542,576
PGIM Institutional Money Market Fund (7-day effective yield 4.649%) (cost $5,736,228; includes $5,717,237 of cash collateral for securities on loan)(b)(wa)		5,739,672	5,736,228

Total Affiliated Mutual Funds (cost $21,278,804)				21,278,804

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) 0.0%
U.S. Treasury Bills (cost $168,464)	4.216%	03/20/25	170	168,481

Options Purchased*~ 0.0%
(cost $14,759)	11,896

Total Short-Term Investments (cost $21,462,027)	21,459,181

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN (cost $835,889,403)	1,009,443,609

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Value
OPTIONS Written*~ (0.0)%
(premiums received $43,611)	$(31,821)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.8% (cost $835,845,792)	1,009,411,788
Liabilities in excess of other assets(z) (0.8)%	(7,958,152)

Net Assets 100.0%	$1,001,453,636

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

BRL—Brazilian Real
CAD—Canadian Dollar
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
INR—Indian Rupee
KRW—South Korean Won
MXN—Mexican Peso
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
ADR—American Depositary Receipt
BABs—Build America Bonds
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
BOA—Bank of America, N.A.
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CMS—Constant Maturity Swap
CVA—Certificate Van Aandelen (Bearer)
DAC—Designated Activity Company
DB—Deutsche Bank AG
EAFE—Europe, Australasia, Far East
EMTN—Euro Medium Term Note
ETF—Exchange-Traded Fund

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
EURIBOR—Euro Interbank Offered Rate
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
LP—Limited Partnership
M—Monthly payment frequency for swaps
MLP—Master Limited Partnership
MSCI—Morgan Stanley Capital International
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
N/A—Not Applicable
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
PRFC—Preference Shares
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SCB—Standard Chartered Bank
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SSB—State Street Bank & Trust Company
T—Swap payment upon termination
TBA—To Be Announced
TD—The Toronto-Dominion Bank
UAG—UBS AG
USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $941,751 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,529,711; cash collateral of $5,717,237 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of December 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded corporate bond commitment outstanding at December 31, 2024:
Issuer	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
New Generation Gas Gathering LLC, Sr. Sec’d. Notes, 144A, —%(p), Maturity Date 09/30/29 (cost $143,756)^	146	$143,756	$—	$—
Forward Commitment Contract:
U.S. Government Agency Obligation	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#		Value
Federal National Mortgage Assoc. (proceeds receivable $504,551)	6.000%	TBA	01/14/25	$(500)	$(502,305)
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	JPM	01/02/25	0.19%		—		5,740	$—
2-Year 10 CMS Curve CAP	Call	JPM	01/21/25	0.13%		—		3,830	454
Currency Option USD vs CLP	Call	GSI	01/02/25	1,150.00		—		242	—
Currency Option USD vs CNH	Call	JPM	05/08/25	7.20		—		481	11,422
Currency Option USD vs COP	Call	JPM	01/09/25	5,100.00		—		247	—
Currency Option USD vs KRW	Call	JPM	01/02/25	1,650.00		—		242	—
Currency Option USD vs TRY	Call	BOA	01/02/25	60.00		—		123	—
Currency Option USD vs ZAR	Call	DB	01/02/25	21.00		—		242	—
Currency Option USD vs BRL	Put	MSI	01/02/25	5.20		—		145	—
Currency Option USD vs BRL	Put	JPM	01/08/25	5.20		—		247	—
Currency Option USD vs BRL	Put	JPM	01/16/25	5.40		—		245	2
Currency Option USD vs BRL	Put	MSI	01/21/25	5.00		—		243	1
Currency Option USD vs BRL	Put	MSI	01/21/25	5.00		—		121	—
Currency Option USD vs CNH	Put	MSI	01/02/25	6.70		—		242	—
Currency Option USD vs CNH	Put	DB	05/08/25	6.00		—		481	17
Currency Option USD vs COP	Put	MSI	01/16/25	3,900.00		—		239	—
Currency Option USD vs MXN	Put	MSI	01/02/25	18.00		—		145	—

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs MXN	Put	MSI	01/16/25	18.00		—		145	$—
Currency Option USD vs MXN	Put	MSI	01/21/25	18.50		—		146	—
Total Options Purchased (cost $14,759)								$11,896
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	JPM	01/02/25	0.49%	—	5,740	$—
2-Year 10 CMS Curve CAP	Call	JPM	01/21/25	0.43%	—	3,830	(1)
Currency Option USD vs CLP	Call	GSI	01/02/25	990.00	—	242	(1,309)
Currency Option USD vs CNH	Call	JPM	05/08/25	7.45	—	481	(3,914)
Currency Option USD vs COP	Call	JPM	01/09/25	4,350.00	—	247	(3,802)
Currency Option USD vs TRY	Call	BOA	01/02/25	35.40	—	123	(297)
Currency Option USD vs ZAR	Call	DB	01/02/25	18.30	—	242	(7,594)
Currency Option USD vs BRL	Put	MSI	01/02/25	5.97	—	145	—
Currency Option USD vs BRL	Put	JPM	01/08/25	6.00	—	247	(193)
Currency Option USD vs BRL	Put	JPM	01/16/25	6.15	—	245	(2,230)
Currency Option USD vs BRL	Put	MSI	01/21/25	6.15	—	121	(1,343)
Currency Option USD vs BRL	Put	MSI	01/21/25	6.20	—	243	(3,630)
Currency Option USD vs CNH	Put	MSI	01/02/25	7.25	—	242	(3)
Currency Option USD vs CNH	Put	JPM	05/08/25	6.98	—	481	(1,453)
Currency Option USD vs COP	Put	MSI	01/16/25	4,300.00	—	239	(322)
Currency Option USD vs MXN	Put	MSI	01/16/25	20.18	—	145	(74)
Currency Option USD vs MXN	Put	MSI	01/21/25	20.40	—	146	(333)
Total OTC Traded (premiums received $36,181)							$(26,498)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.43.V1, 12/20/29	Put	GSI	02/19/25	0.60%	1.00%(Q)	CDX.NA.IG.43. V1(Q)	3,690	$(2,195)
CDX.NA.IG.43.V1, 12/20/29	Put	BNP	02/19/25	0.65%	1.00%(Q)	CDX.NA.IG.43. V1(Q)	3,680	(1,564)

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.43.V1, 12/20/29	Put	GSI	02/19/25	0.65%	1.00%(Q)	CDX.NA.IG.43. V1(Q)	3,680	$(1,564)
Total OTC Swaptions (premiums received $7,430)								$(5,323)
Total Options Written (premiums received $43,611)								$(31,821)
Options Purchased:
Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
CDX.NA.HY.43.V1, 12/20/29	Put	01/15/25	$106.00	CDX.NA.HY.43. V1(Q)	5.00%(Q)	1,500	$1,383	$(12,567)
(cost $13,950)
Options Written:
Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
CDX.NA.IG.43.V1, 12/20/29	Call	01/15/25	0.50%	CDX.NA.IG.43. V1(Q)	1.00%(Q)	7,500	$(3,910)	$3,871
CDX.NA.IG.43.V1, 12/20/29	Put	01/15/25	0.75%	1.00%(Q)	CDX.NA.IG.43. V1(Q)	7,500	(819)	4,900
Total Centrally Cleared Swaptions (premiums received $13,500)							$(4,729)	$8,771

Futures contracts outstanding at December 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
159	2 Year U.S. Treasury Notes	Mar. 2025	$32,691,891	$(34,460)
41	5 Year U.S. Treasury Notes	Mar. 2025	4,358,492	(36,891)
98	10 Year U.S. Treasury Notes	Mar. 2025	10,657,500	(81,109)
162	10 Year U.S. Ultra Treasury Notes	Mar. 2025	18,032,625	(289,057)
81	20 Year U.S. Treasury Bonds	Mar. 2025	9,221,344	(251,637)

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Futures contracts outstanding at December 31, 2024 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
21	Mini MSCI EAFE Index	Mar. 2025	$2,380,875	$(78,450)
21	Mini MSCI Emerging Markets Index	Mar. 2025	1,127,490	(46,256)
				(817,860)
Short Positions:
16	5 Year Euro-Bobl	Mar. 2025	1,953,364	25,748
6	10 Year Euro-Bund	Mar. 2025	829,343	21,965
20	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	2,378,125	72,169
3	Euro Schatz Index	Mar. 2025	332,461	1,427
				121,309
				$(696,551)
Forward foreign currency exchange contracts outstanding at December 31, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 01/23/25	MSI	BRL	604	$96,200	$97,377	$1,177	$—
Expiring 02/04/25	GSI	BRL	5,800	993,908	932,632	—	(61,276)
Expiring 02/04/25	GSI	BRL	1,457	248,000	234,240	—	(13,760)
Canadian Dollar,
Expiring 01/21/25	CITI	CAD	165	117,517	114,855	—	(2,662)
Czech Koruna,
Expiring 01/21/25	DB	CZK	6,061	256,000	249,210	—	(6,790)
Expiring 01/21/25	MSI	CZK	6,188	266,000	254,451	—	(11,549)
Euro,
Expiring 01/21/25	BARC	EUR	404	426,074	419,295	—	(6,779)
Expiring 01/21/25	BARC	EUR	139	146,342	144,103	—	(2,239)
Expiring 01/21/25	BOA	EUR	233	247,000	241,495	—	(5,505)
Expiring 01/21/25	CITI	EUR	233	247,000	242,067	—	(4,933)
Expiring 01/21/25	CITI	EUR	183	192,564	189,592	—	(2,972)
Expiring 01/21/25	CITI	EUR	115	120,500	119,031	—	(1,469)
Expiring 01/21/25	CITI	EUR	114	120,500	118,164	—	(2,336)
Expiring 01/21/25	DB	EUR	461	486,436	478,091	—	(8,345)
Expiring 01/21/25	JPM	EUR	223	242,626	231,187	—	(11,439)
Hungarian Forint,
Expiring 01/21/25	DB	HUF	137,656	368,000	346,201	—	(21,799)
Indian Rupee,
Expiring 03/19/25	BOA	INR	45,203	531,000	523,948	—	(7,052)
Expiring 03/19/25	BOA	INR	36,962	434,000	428,435	—	(5,565)

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at December 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 03/19/25	HSBC	INR	34,518	$404,000	$400,098	$—	$(3,902)
Expiring 03/19/25	UAG	INR	110,980	1,298,972	1,286,380	—	(12,592)
Indonesian Rupiah,
Expiring 03/19/25	JPM	IDR	21,741,494	1,363,616	1,334,433	—	(29,183)
Mexican Peso,
Expiring 03/19/25	JPM	MXN	3,190	155,282	150,997	—	(4,285)
Expiring 03/19/25	UAG	MXN	5,674	277,401	268,595	—	(8,806)
New Taiwanese Dollar,
Expiring 03/19/25	BOA	TWD	13,993	430,000	426,552	—	(3,448)
Expiring 03/19/25	CITI	TWD	13,473	417,000	410,720	—	(6,280)
Expiring 03/19/25	CITI	TWD	10,817	335,000	329,750	—	(5,250)
Philippine Peso,
Expiring 03/19/25	GSI	PHP	36,958	631,800	632,227	427	—
Expiring 03/19/25	JPM	PHP	12,813	216,000	219,187	3,187	—
Expiring 03/19/25	JPM	PHP	12,774	216,000	218,526	2,526	—
Polish Zloty,
Expiring 01/21/25	DB	PLN	1,929	486,879	466,634	—	(20,245)
South African Rand,
Expiring 03/19/25	BARC	ZAR	4,931	274,396	259,450	—	(14,946)
South Korean Won,
Expiring 01/02/25	MSI	KRW	354,445	247,000	240,550	—	(6,450)
Thai Baht,
Expiring 03/19/25	BOA	THB	9,196	271,000	271,135	135	—
Expiring 03/19/25	CITI	THB	11,052	321,000	325,854	4,854	—
Turkish Lira,
Expiring 01/13/25	BARC	TRY	8,412	233,837	234,809	972	—
Expiring 01/15/25	HSBC	TRY	24,009	665,979	668,802	2,823	—
Expiring 01/22/25	CITI	TRY	9,844	271,321	272,255	934	—
				$14,056,150	$13,781,328	17,035	(291,857)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 01/23/25	JPM	BRL	604	$96,200	$97,377	$—	$(1,177)
British Pound,
Expiring 01/21/25	HSBC	GBP	2,618	3,406,539	3,276,281	130,258	—
Canadian Dollar,
Expiring 01/21/25	HSBC	CAD	146	106,035	101,568	4,467	—

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at December 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso,
Expiring 03/19/25	TD	CLP	158,093	$162,915	$158,811	$4,104	$—
Chinese Renminbi,
Expiring 03/19/25	BOA	CNH	3,463	479,000	472,823	6,177	—
Expiring 03/19/25	SCB	CNH	2,677	370,000	365,538	4,462	—
Czech Koruna,
Expiring 01/21/25	BNP	CZK	15,763	685,705	648,164	37,541	—
Expiring 01/21/25	CITI	CZK	15,763	680,428	648,164	32,264	—
Expiring 01/21/25	UAG	CZK	8,623	357,000	354,543	2,457	—
Expiring 01/21/25	UAG	CZK	6,042	261,000	248,432	12,568	—
Euro,
Expiring 01/21/25	BARC	EUR	6,356	6,978,518	6,589,140	389,378	—
Expiring 01/21/25	CITI	EUR	466	494,000	483,126	10,874	—
Expiring 01/21/25	CITI	EUR	445	481,000	461,633	19,367	—
Expiring 01/21/25	CITI	EUR	229	241,000	237,618	3,382	—
Expiring 01/21/25	CITI	EUR	223	241,788	231,188	10,600	—
Expiring 01/21/25	CITI	EUR	95	99,831	98,287	1,544	—
Expiring 01/21/25	GSI	EUR	5,916	6,463,304	6,132,874	330,430	—
Expiring 01/21/25	HSBC	EUR	398	422,055	412,341	9,714	—
Expiring 01/21/25	JPM	EUR	199	209,223	206,315	2,908	—
Expiring 01/21/25	JPM	EUR	66	70,294	68,550	1,744	—
Expiring 01/21/25	SSB	EUR	4,943	5,450,886	5,124,886	326,000	—
Expiring 01/21/25	SSB	EUR	95	99,711	98,304	1,407	—
Hungarian Forint,
Expiring 01/21/25	UAG	HUF	102,229	258,000	257,103	897	—
Expiring 01/21/25	UAG	HUF	54,687	148,461	137,537	10,924	—
New Taiwanese Dollar,
Expiring 03/19/25	CITI	TWD	64,845	2,010,187	1,976,726	33,461	—
Expiring 03/19/25	SCB	TWD	14,628	451,000	445,912	5,088	—
Peruvian Nuevo Sol,
Expiring 03/19/25	SCB	PEN	921	247,000	244,586	2,414	—
Polish Zloty,
Expiring 01/21/25	BARC	PLN	859	211,000	207,903	3,097	—
Expiring 01/21/25	BOA	PLN	866	213,000	209,560	3,440	—
Expiring 01/21/25	GSI	PLN	1,072	264,000	259,403	4,597	—
Singapore Dollar,
Expiring 03/19/25	JPM	SGD	585	434,000	429,483	4,517	—
Expiring 03/19/25	SCB	SGD	1,560	1,170,482	1,146,075	24,407	—
South African Rand,
Expiring 01/02/25	BARC	ZAR	6,740	359,019	357,086	1,933	—
South Korean Won,
Expiring 03/19/25	BOA	KRW	581,513	402,000	394,772	7,228	—
Expiring 03/19/25	HSBC	KRW	346,356	246,000	235,131	10,869	—

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at December 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 03/19/25	JPM	KRW	1,875,880	$1,317,082	$1,273,479	$43,603	$—
Thai Baht,
Expiring 03/19/25	HSBC	THB	39,441	1,163,607	1,162,833	774	—
Expiring 03/19/25	JPM	THB	14,439	422,000	425,691	—	(3,691)
Turkish Lira,
Expiring 01/22/25	CITI	TRY	6,450	179,000	178,391	609	—
				$37,352,270	$35,857,634	1,499,504	(4,868)
						$1,516,539	$(296,725)
Credit default swap agreements outstanding at December 31, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_24-PCA	08/02/27	1.650%(M)	841	*	$1,182	$(59)	$1,241	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Republic of Italy	12/20/27	1.000%(Q)	EUR	685	$(18,955)	$(15,234)	$(3,721)	BARC
U.S. Treasury Bond	06/20/25	0.250%(Q)	EUR	715	(548)	(182)	(366)	BARC
U.S. Treasury Bond	06/20/25	0.250%(Q)	EUR	240	(184)	(61)	(123)	BARC
					$(19,687)	$(15,477)	$(4,210)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	12/20/25	1.000%(Q)	470	0.299%	$3,306	$3,269	$37	GSI
Citigroup, Inc.	12/20/25	1.000%(Q)	470	0.258%	3,491	3,314	177	GSI

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at December 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at December 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Morgan Stanley	12/20/25	1.000%(Q)		470	0.261%	$3,477	$3,269	$208	GSI
Petroleos Mexicanos	12/24/25	3.750%(Q)		700	2.747%	7,275	—	7,275	GSI
U.S. Treasury Notes	03/20/25	0.250%(Q)	EUR	485	0.091%	215	137	78	BARC
						$17,764	$9,989	$7,775

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2024(4)	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.43.V1	12/20/29	1.000%(Q)	17,540	0.499%	$394,687	$397,352	$2,665
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at December 31, 2024:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	928	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.700%	$(34,697)	$78,418	$113,115
GBP	2,000	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 4.700%	237,353	240,204	2,851
GBP	190	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 4.700%	(8,272)	43,090	51,362
	4,452	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 4.490%	—	(6,030)	(6,030)
	5,724	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 4.490%	—	1,837	1,837
	12,993	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 4.490%	—	1,605	1,605
	27,355	05/17/25	5.113%(T)	1 Day SOFR(2)(T)/ 4.490%	—	70,865	70,865
	20,450	08/19/25	4.395%(T)	1 Day SOFR(2)(T)/ 4.490%	1,320	(24,385)	(25,705)
	11,110	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.490%	—	(36,435)	(36,435)
	11,000	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 4.490%	73,247	59,986	(13,261)
	14,015	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.490%	—	(57,152)	(57,152)
	2,590	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.490%	479	(25,282)	(25,761)
	5,435	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.490%	1,597	28,040	26,443

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at December 31, 2024 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
3,385	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.490%	$(3,599)	$(7,929)	$(4,330)
3,760	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 4.490%	—	(54,648)	(54,648)
3,010	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 4.490%	(21,702)	(104,320)	(82,618)
635	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.490%	289,857	297,848	7,991
2,665	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 4.490%	20,643	99,395	78,752
2,865	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 4.490%	—	53,742	53,742
				$556,226	$658,849	$102,623

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at December 31, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -40bps(T)/ 3.930%	GSI	03/20/25	(6,799)	$673,506	$—	$673,506
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 4.530%	JPM	01/07/25	5,225	(308,888)	—	(308,888)
U.S. Treasury Bond(T)	1 Day USOIS +21bps(T)/ 4.540%	BOA	01/07/25	9,105	(596,638)	—	(596,638)
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/ 4.560%	GSI	02/03/25	5,970	(373,118)	—	(373,118)
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/ 4.560%	JPM	02/04/25	4,325	(416,406)	—	(416,406)
					$(1,021,544)	$—	$(1,021,544)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

PGIM Balanced Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).